As filed with the Securities and Exchange Commission on December 4, 2009
                                     Investment Company Act File number 811-8312

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                Daily Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2009

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
DAILY                                                           600 Fifth Avenue
INCOME                                                        NEW YORK, NY 10020
FUND                                                               (212)830-5200


================================================================================










                                Semi-Annual
                                  Report
                              September 30, 2009
                                (Unaudited)

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                          DAILY INCOME FUND
                          TABLE OF CONTENTS



================================================================================

Shareholder Letter                                  4                           Municipal Portfolio

Money Market Portfolio                                                              Expense Chart                                 41

     Expense Chart                                  5                               Schedule of Investments                       43

     Schedule of Investments                        7                               Statement of Assets and Liabilities           55

     Statement of Assets and Liabilities           13                               Statements of Changes in Net Assets           57

     Statement of Operations                       14                               Financial Highlights                          58

     Statements of Changes in Net Assets           15                           Notes to Financial Statements                     62

     Financial Highlights                          16                           Additional Information                            74


U.S Treasury Portfolio

     Expense Chart                                 21

     Schedule of Investments                       23

     Statement of Assets and Liabilities           25

     Statement of Operations                       26

     Statements of Changes in Net Assets           27

     Financial Highlights                          28


U.S. Government Portfolio

     Expense Chart                                 32

     Schedule of Investments                       33

     Statement of Assets and Liabilities           35

     Statement of Operations                       36

     Statements of Changes in Net Assets           37

     Financial Highlights                          38


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DAILY INCOME FUND
SHAREHOLDER LETTER



================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

Recently, a number of proposals, concerning the money market industry, have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. These actions were taken in advance of anticipated rule changes by the Securities and Exchange Commission, which were formally proposed for comments in July, 2009. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 35 years.

Sincerely,
\s\ Michael P. Lydon



Michael P. Lydon
President

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------
      Institutional Class Shares
  ("Institutional Shares") & Pinnacle   Beginning Account   Ending Account Value   Expenses Paid          Annualized
   Class Shares ("Pinnacle Shares")       Value 4/01/09           09/30/09       During the Period *     Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,002.40               $1.25               0.25%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00            $1,023.82               $1.27               0.25%
  expenses)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Institutional Service Class Shares    Beginning Account   Ending Account Value      Expenses Paid         Annualized
   ("Institutional Service Shares")       Value 4/01/09           09/30/09         During the Period *   Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,001.20              $2.46               0.49%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,022.61              $2.48               0.49%
  expenses)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
         Investor Class Shares          Beginning Account   Ending Account Value     Expenses Paid         Annualized
          ("Investor Shares")             Value 4/01/09           09/30/09         During the Period *   Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------

  Actual                                    $1,000.00             $1,000.60              $3.06               0.61%
---------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before             $1,000.00             $1,022.01              $3.09               0.61%
 expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Short Term Income Shares Class Shares  Beginning Account   Ending Account Value     Expenses Paid        Annualized
     ("Short Term Income Shares")         Value 4/01/09           09/30/09         During the Period *   Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,000.20              $3.46               0.69%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,021.61              $3.50               0.69%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
EXPENSE CHART (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

---------------------------------------------------------------------------------------------------------------------------
         Retail Class Shares          Beginning Account  Ending Account Value     Expenses Paid          Annualized
          ("Retail Shares")             Value 4/01/09          09/30/09         During the Period *     Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00           $1,000.10               $3.61                 0.72%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before           $1,000.00           $1,021.46               $3.65                 0.72%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

   Advantage Primary Liquidity Fund   Beginning Account  Ending Account Value     Expenses Paid          Annualized
         ("Advantage Shares")           Value 4/01/09          09/30/09         During the Period *     Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00           $1,000.30               $3.41                 0.68%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before           $1,000.00           $1,021.66               $3.45                 0.68%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

       money market Xpress Fund       Beginning Account  Ending Account Value     Expenses Paid          Annualized
          ("Xpress Shares")             Value 4/01/09          09/30/09         During the Period *     Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00           $1,000.10               $3.56                 0.71%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before           $1,000.00           $1,021.51               $3.60                 0.71%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

*   Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period (April 1,
    2009 through September 30, 2009), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

      Face                                                                      Maturity   Interest         Value
     Amount                                                                       Date       Rate         (Note 1)
     ------                                                                       ----       ----         --------
Commercial Paper (6.38%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Societe Generale                                                10/22/09      0.32%    $   49,990,667
   100,000,000  Standard Chartered Bank PLC                                     10/21/09      0.45         99,975,000
    40,000,000  Standard Chartered Bank PLC                                     11/12/09      0.45         39,979,000
   100,000,000  Standard Chartered Bank PLC                                     12/09/09      0.29         99,944,416
--------------                                                                                         --------------
   290,000,000  Total Commercial Paper                                                                    289,889,083
--------------                                                                                         --------------
Eurodollar Certificates of Deposit (12.76%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Banco Bilbao de Vizcaya Argentaria                              12/28/09      0.31%    $   99,999,997
   200,000,000  Credit Industriel et Commerical                                 10/27/09      0.45        200,001,443
     4,500,000  Credit Industriel et Commerical                                 12/03/09      0.38          4,500,079
   100,000,000  National Australia Bank                                         12/30/09      0.32        100,004,992
   175,000,000  Societe Generale                                                10/01/09      0.38        175,000,000
--------------                                                                                         --------------
   579,500,000  Total Eurodollar Certificates of Deposit                                                  579,506,511
--------------                                                                                         --------------
Floating Rate Securities (0.99%)
------------------------------------------------------------------------------------------------------------------------------------
$   45,000,000  Procter & Gamble International                                  05/07/10      0.48%    $   45,000,000
  ------------                                                                                          -------------
    45,000,000  Total Floating Rate Securities                                                             45,000,000
  ------------                                                                                          -------------
Foreign Commercial Paper (7.48%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Danske Corporation                                              10/13/09      0.22%    $   99,992,667
   140,000,000  Danske Corporation                                              10/19/09      0.22        139,984,600
   100,000,000  Swedbank AB                                                     02/11/10      0.75         99,722,916
--------------                                                                                         --------------
   340,000,000  Total Foreign Commercial Paper                                                            339,700,183
--------------                                                                                         --------------
Letter of Credit Commercial Paper (2.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   36,800,000  Louis Dreyfus Corporation
                LOC Barclays Bank PLC                                           10/01/09      0.28%    $   36,800,000
    27,900,000  Medical Building Funding IX, LLC
                LOC KBC Bank/Bank of Nova Scotia                                10/05/09      1.75         27,900,000
    59,200,000  Vermont EDA Economic Development Capitalization Program - Series A
                LOC Calyon                                                      11/30/09      0.45         59,200,000
--------------                                                                                         --------------
   123,900,000  Total Letter of Credit Commercial Paper                                                   123,900,000
--------------                                                                                         --------------
Loan Participations (6.28%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  10/26/09      0.47%    $   30,000,000
    60,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  11/16/09      0.36         60,000,000
    75,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  11/23/09      0.38         75,000,000
    20,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  12/03/09      0.35         20,000,000
    50,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  12/10/09      0.33         50,000,000
    50,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  01/08/10      0.47         50,000,000
--------------                                                                                         --------------
   285,000,000  Total Loan Participations                                                                 285,000,000
--------------                                                                                         --------------



The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

      Face                                                                      Maturity   Interest         Value
     Amount                                                                       Date       Rate         (Note 1)
     ------                                                                       ----       ----         --------
Repurchase Agreement (3.30%)
------------------------------------------------------------------------------------------------------------------------------------
$  150,000,000  Annaly Mortgage Management, purchased on 09/30/09, repurchase proceeds at maturity $150,001,042 (Collateralized by $296,162,415
                FHLMC, 0.79% to 6.00%, due 07/15/24 to 05/15/36, value $142,618,034,
                FNMA, 0.81% to 5.50%, due 11/25/33 to 05/25/36, value
                $14,881,966)                                                    10/01/09      0.25%    $  150,000,000
--------------                                                                                         --------------
   150,000,000  Total Repurchase Agreement                                                                150,000,000
--------------                                                                                         --------------
Time Deposit (4.62%)
------------------------------------------------------------------------------------------------------------------------------------
$  210,000,000  BNP Paribas                                                     10/01/09      0.13%    $  210,000,000
--------------                                                                                         --------------
   210,000,000  Total Time Deposit                                                                        210,000,000
--------------                                                                                         --------------
Variable Rate Demand Instruments (3.97%) (1)
------------------------------------------------------------------------------------------------------------------------------------
$    3,950,000  A&M Associates Project - Series 2002
                LOC U.S. Bank, N.A.                                             12/01/34      0.50%    $    3,950,000
     1,558,000  Aztec Properties, LLC
                LOC U.S. Bank, N.A.                                             08/01/20      1.20          1,558,000
     1,030,000  Bank of Kentucky Building, LLC - Series 1999
                LOC U.S. Bank, N.A.                                             12/01/19      1.20          1,030,000
     1,400,000  Burke County, GA Development Authority IDRB
                (Lichtenberg Holdings II, LLC Project) - Series 2002
                LOC JPMorgan Chase Bank, N.A.                                   01/01/13      1.00          1,400,000
       214,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997 D
                LOC JPMorgan Chase Bank, N.A.                                   07/02/18      0.62            214,000
       905,000  Central Michigan Inns, LLC (Pohlcat Inc) - Series 2000A
                LOC Wachovia Bank, N.A.                                         04/01/30      0.45            905,000
     3,800,000  Charles K. Blandin Foundation - Series 2004 (2)
                LOC Wells Fargo Bank, N.A.                                      05/01/19      0.45          3,800,000
     2,325,000  Cinnamon Properties, Inc.
                LOC U.S. Bank, N.A.                                             04/01/20      1.20          2,325,000
     1,540,000  Cirrus Development Ltd. - Series 1999
                LOC U.S. Bank, N.A.                                             05/01/14      1.20          1,540,000
     1,855,000  CMW Real Estate, LLC - Series 2000
                LOC U.S. Bank, N.A.                                             06/01/20      1.25          1,855,000
     2,770,000  Columbus, GA Development Authority RB
                (Columbus Economic Development Corporation/
                Bricken Financial Project) - Series 2006
                LOC Wachovia Bank, N.A.                                         02/01/26      0.45          2,770,000
     8,050,000  D.G.Y. Real Estate LP - Series 2000A
                LOC PNC Bank, N.A.                                              05/01/20      1.20          8,050,000
    12,405,000  Delos, LLC - Series 2007A
                LOC Banco Santander                                             03/01/37      0.60         12,405,000
     1,655,000  Delta Capital LLC - Series 1996B
                LOC JPMorgan Chase Bank, N.A.                                   10/01/26      1.07          1,655,000
     1,575,000  Devin F. & Janis L. McCarthy - Series 1997
                LOC U.S. Bank, N.A.                                             07/01/17      1.20          1,575,000
     2,460,000  Eckert Seamans Cherin & Mellott, LLC - Series 2000
                LOC PNC Bank, N.A.                                              01/01/15      0.57          2,460,000

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                      Maturity   Interest         Value
     Amount                                                                       Date       Rate         (Note 1)
     ------                                                                       ----       ----         --------
Variable Rate Demand Instruments (1) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$    6,120,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                LOC Wachovia Bank, N.A.                                         06/01/20      0.45%    $    6,120,000
     4,351,253  Federal Home Loan Mortgage Corporation
                Class A Certificates - Series M006                              10/15/45      0.75          4,351,253
     1,225,000  Goson Project - Series 1997
                Guaranteed by Federal Home Loan Bank                            11/01/17      1.20          1,225,000
       320,000  Graves Lumber Co. Project - Series 2000
                Guaranteed by Federal Home Loan Bank of Cincinnati              11/01/10      1.15            320,000
     3,060,000  Healtheum, LLC - Series 2004
                LOC Wells Fargo Bank, N.A.                                      11/01/29      0.60          3,060,000
     1,550,000  HFA of Lee County, FL MHRB
                (University Club Apartments) - Series 2002B
                Guaranteed by Federal National Mortgage Association             05/15/35      0.75          1,550,000
     3,950,000  Jeff Wyler Automotive Family, Inc.
                LOC U.S. Bank, N.A.                                             01/02/26      1.20          3,950,000
     2,275,000  Kenwood County Club, Incorporated - Series 2005
                LOC U.S. Bank, N.A.                                             12/01/15      1.25          2,275,000
       700,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997
                LOC Wells Fargo Bank, N.A.                                      06/01/27      0.45            700,000
     3,405,000  Kool Capital, LLC
                LOC Bank of America, N.A.                                       04/01/29      0.45          3,405,000
     1,800,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33      0.45          1,800,000
       400,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
                LOC U.S. Bank, N.A.                                             09/01/17      1.20            400,000
       900,000  LRC Meadows Investor LLC
                LOC JPMorgan Chase Bank, N.A.                                   12/01/34      0.51            900,000
     3,175,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                         07/01/29      0.35          3,175,000
     5,785,000  M-B Companies, Inc. - Series 2008
                LOC US Bank, N.A.                                               03/01/48      0.48          5,785,000
       845,000  Milwaukee, WI (Historic Third Ward Parking Project)
                LOC Northern Trust Bank                                         09/01/28      1.07            845,000
     2,500,000  Mississippi Business Finance Corporation IDRB
                (Attala Steel Industries, LLC Project) - Series 2005
                Guaranteed by Federal Home Loan Bank of Dallas                  07/01/20      1.00          2,500,000
     4,300,000  Mississippi Business Finance Corporation IDRB
                (Pottery Barn Inc. Project) - Series 2004
                LOC Bank of America, N.A.                                       06/01/24      1.25          4,300,000
     6,060,000  Montgomery County, PA MHRB
                (Brookside Manor Apartments) - Series 2001A
                Collateralized by Federal National Mortgage Association         08/15/31      0.38          6,060,000
     2,710,000  Mount Ontario Holdings LLC - Series 2001(2)
                LOC U.S. Bank, N.A.                                             04/01/21      0.45          2,710,000


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

      Face                                                                      Maturity   Interest         Value
     Amount                                                                       Date       Rate         (Note 1)
     ------                                                                       ----       ----         --------
Variable Rate Demand Instruments (1) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$    3,405,000  New Hampshire Health & Educational Facility Authority RB
                (Weeks Medical Center Issue) - Series 2005B
                LOC Allied Irish Bank PLC                                       07/01/35      0.95%    $    3,405,000
       200,000  New York State HFA RB (345 East 94th Street)
                Guaranteed by Federal Home Loan Mortgage Corporation            11/01/30      0.40            200,000
     1,555,000  NPI Capital, LLC - Series 1999A
                LOC Bank of America, N.A.                                       07/01/29      1.07          1,555,000
     6,900,000  Olathe, KS IDRB (Diamant Board Project) - Series 1997B
                LOC Svenska Handelsbanken                                       03/01/27      1.25          6,900,000
     1,845,000  Parisi Investment, LP & Supply Co. - Series 1998
                LOC U.S. Bank, N.A.                                             05/01/18      1.20          1,845,000
     1,300,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                              05/01/21      0.45          1,300,000
     8,880,000  Rural Electric Cooperative Grantor Trust Certificates
                (Kansas Electric Power Cooperative, Inc.) - Series 1997
                LOC U.S. Government                                             12/18/17      1.50          8,880,000
       860,000  S & S Partnership (Model Graphics) - Series 1999
                LOC U.S. Bank, N.A.                                             09/01/19      1.20            860,000
     1,180,000  Sand Run Nursery & Preserve LLC - Series 2004
                LOC U.S. Bank, N.A.                                             03/01/24      1.20          1,180,000
    10,015,000  St. Johns County IDA First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank PLC                                       08/01/34      3.00         10,015,000
     9,515,000  Stonegate-Partners I, LLC (Stonegate Partners Project) - Series 2002
                LOC U.S. Bank, N.A.                                             06/01/34      0.50          9,515,000
     6,320,000  Three Reading LP
                LOC Federal Home Loan Bank of Pittsburg                         06/01/24      0.40          6,320,000
     3,265,000  Tom Richards, Inc. (Team Land, LLC / Team Industries)
                Guaranteed by Federal Home Loan Bank of Cincinnati              12/01/16      1.00          3,265,000
     1,240,000  Trendway Corporation - Series 1996
                LOC Bank of America, N.A.                                       12/01/26      1.07          1,240,000
     5,050,000  Triple Crown Investments, LLC - Series 2004
                LOC Federal Home Loan Bank of Dallas                            08/01/25      0.50          5,050,000
     3,038,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B (2)
                LOC Wells Fargo Bank, N.A.                                      01/01/30      0.50          3,038,000
     8,400,000  Wellstone Mills LLC - Series 2004A
                LOC PNC Bank, N.A.                                              12/15/24      0.57          8,400,000
     1,500,000  Westchester County, NY IDA RB
                (B.W.P. Distributors Inc.) - Series 1997
                LOC Wachovia Bank, N.A.                                         10/01/28      0.45          1,500,000
       325,000  Westchester Presbyterian Church
                LOC U.S. Bank, N.A.                                             09/01/13      1.20            325,000
     1,614,342  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                Guaranteed by General Electric Company                          01/01/11      9.00          1,614,342
       785,000  Windsor Medical Center, Inc. - Series 1997
                LOC Federal Home Loan Bank                                      12/03/18      1.00            785,000
--------------                                                                                         --------------
   180,115,595  Total Variable Rate Demand Instruments                                                    180,115,595
--------------                                                                                         --------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                      Maturity   Interest         Value
     Amount                                                                       Date       Rate         (Note 1)
     ------                                                                       ----       ----         --------
Yankee Certificates of Deposit (51.68%)
------------------------------------------------------------------------------------------------------------------------------------
$  194,000,000  Bank of Nova Scotia                                             03/02/10      0.33%    $  194,000,000
   100,000,000  Barclays Bank PLC                                               03/15/10      0.57        100,000,000
   150,000,000  Bayerische Hypo-Und Vereinsbank                                 10/01/09      0.60        150,000,000
    75,300,000  Bayerische Hypo-Und Vereinsbank                                 10/19/09      0.57         75,300,376
   150,000,000  Calyon North America Inc.                                       03/04/10      0.37        150,006,405
    15,000,000  Calyon North America Inc.                                       03/24/10      0.36         15,013,740
    37,400,000  Credit Industriel et Commerical                                 10/28/09      0.49         37,400,000
   183,900,000  Deutsche Bank A.G.                                              11/06/09      0.30        183,900,919
   100,400,000  Dexia Credit Local de France                                    10/19/09      0.51        100,400,501
   125,000,000  Dexia Credit Local de France                                    02/06/10      0.50        125,000,000
    85,700,000  Kreditbank                                                      11/17/09      0.59         85,701,117
   124,100,000  Kreditbank                                                      12/08/09      0.33        124,102,343
   100,400,000  Landesbank Hessen-Thueringen Girozentrale                       10/15/09      0.51        100,400,390
   136,000,000  Landesbank Hessen-Thueringen Girozentrale                       12/11/09      0.62        136,002,676
   144,700,000  Rabobank Nederland                                              12/11/09      0.24        144,700,000
    99,400,000  Rabobank Nederland                                              01/19/10      0.27         99,401,517
   100,000,000  Royal Bank of Scotland                                          10/07/09      0.54        100,000,167
   100,000,000  Royal Bank of Scotland                                          10/19/09      0.52        100,000,250
   205,400,000  Skandinav Enskilda Banken NY                                    11/13/09      0.50        205,401,225
   120,050,000  Svenska Handelsbanken                                           01/29/10      0.40        120,057,964
--------------                                                                                         --------------
 2,346,750,000  Total Yankee Certificates of Deposit                                                    2,346,789,590
--------------                                                                                         --------------
                Total Investments (100.19%) (Cost $4,549,900,962+)                                      4,549,900,962
                Liabilities in excess of cash and other assets (-0.19%)                                    (8,707,726)
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $4,541,193,236
                                                                                                       ==============

                +   Aggregate cost for federal income tax purposes is identical.  All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

2) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.

KEY:
      EDA       =   Economic Development Authority               IDA       =    Industrial Development Authority
      EDFA      =   Economic Development Finance Authority       IDRB      =    Industrial Development Revenue Bond
      FHLMC     =   Federal Home Loan Mortgage Corporation       LOC       =    Letter of Credit
      FNMA      =   Federal National Mortgage Association        MHRB      =    Multi-Family Housing Revenue Bond
      HFA       =   Housing Finance Authority                    RB        =    Revenue Bond
      HFC       =   Housing Finance Commission

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

--------------------------------------------------------------------------------------
  Securities Maturing in                 Value                 % of Portfolio
--------------------------------------------------------------------------------------
  Less than 31 Days                   $ 2,063,261,655                 45.35%
  31 through 60 Days                      694,982,261                 15.27
  61 through 90 Days                      738,449,511                 16.23
  91 through 120 Days                     249,406,509                  5.48
  121 through 180 Days                    803,801,026                 17.67
  Over 180 Days                                   -0-                   -0-
--------------------------------------------------------------------------------------
  Total                               $ 4,549,900,962                100.00%
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $    4,399,900,962
  Repurchase agreements.............................................................             150,000,000
  Accrued interest receivable.......................................................               2,215,140
  Prepaid expenses..................................................................                  73,807
                                                                                          ------------------
         Total assets...............................................................           4,552,189,909
                                                                                          ------------------
LIABILITIES
  Payable to affiliates (Note 2)....................................................               1,109,131
  Due to Custodian..................................................................               8,572,530
  Accrued expenses..................................................................               1,276,183
  Dividends payable.................................................................                  38,829
                                                                                          ------------------
         Total liabilities..........................................................              10,996,673
                                                                                          ------------------
  Net assets........................................................................      $    4,541,193,236
                                                                                          ==================
SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $    4,543,017,214
  Accumulated net realized loss.....................................................             (1,823,978)
                                                                                          ------------------
  Net assets........................................................................      $    4,541,193,236
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                          Net Assets         Shares Outstanding        Net Asset Value
Institutional Shares........................       $341,836,845            341,970,121                 $1.00
Institutional Service Shares................       $330,154,745            330,283,466                 $1.00
Investor Shares.............................       $289,365,388            289,478,206                 $1.00
Short Term Income Shares....................       $291,433,706            291,547,331                 $1.00
Retail Class Shares.........................     $1,164,427,116          1,164,881,105                 $1.00
Pinnacle Shares.............................       $189,949,465            190,023,523                 $1.00
Advantage Shares............................     $1,658,976,717          1,659,623,521                 $1.00
Xpress Shares...............................       $275,049,254            275,156,491                 $1.00













The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $       17,573,524
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             2,899,487
    Administration fee..............................................................             1,208,120
    Shareholder servicing fee (Institutional Service Shares)........................               342,792
    Shareholder servicing fee (Investor Shares).....................................               416,431
    Shareholder servicing fee (Short Term Income Shares)............................               357,311
    Shareholder servicing fee (Retail Shares).......................................             1,579,657
    Shareholder servicing fee (Advantage Shares)....................................             2,089,244
    Shareholder servicing fee (Xpress Shares).......................................               364,839
    Distribution fee (Investor Shares)..............................................               333,145
    Distribution fee (Short Term Income Shares).....................................               643,160
    Distribution fee (Retail Shares)................................................             4,107,109
    Distribution fee (Advantage Shares).............................................             6,267,732
    Distribution fee (Xpress Shares)................................................             1,094,517
    Custodian expenses..............................................................               129,623
    Shareholder servicing and related shareholder expenses+.........................               918,146
    Legal, compliance and filing fees...............................................               678,039
    Audit and accounting............................................................               331,790
    Trustees' fees and expenses.....................................................               193,545
    Other...........................................................................             1,235,833
                                                                                        ------------------
    Total expenses..................................................................            25,190,520
          Less:  Fees waived (Note 2)...............................................           (10,356,508)
                                                                                        ------------------
    Net expenses....................................................................            14,834,012
                                                                                        ------------------
    Net investment income...........................................................             2,739,512

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................                29,652
                                                                                        ------------------
Increase in net assets from operations..............................................    $        2,769,164
                                                                                        ==================

+  Includes class specific transfer agency expenses after fee waivers of $25,978, $27,558, $82,003, $79,043 $311,101, and $9,635 for the Institutional, Institutional Service, Investor, Short Term Income, Retail and Pinnacle Shares
   respectively.





The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS



================================================================================

                                                                      Six Months Ended                   Year
                                                                     September 30, 2009                  Ended
                                                                         (Unaudited)                March 31, 2009
                                                                         ----------                 --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income............................................  $     2,739,512             $    101,023,758
    Net realized gain (loss) on investments..........................           29,652                   (1,853,397)
                                                                       ---------------             ----------------
Increase in net assets from operations...............................        2,769,164                   99,170,361
Dividends to shareholders from net investment income:
    Institutional Shares.............................................       (1,099,478)                 (13,991,358)
    Institutional Service Shares.....................................         (254,954)                  (7,356,861)
    Investor Shares..................................................         (206,979)                  (6,230,173)
    Short-Term Income Shares.........................................          (42,084)                  (4,555,500)
    Retail Shares....................................................         (129,614)                 (23,229,468)
    Pinnacle Shares..................................................         (466,139)                  (4,600,060)
    Advantage Shares.................................................         (440,089)                 (37,383,828)
    Xpress Shares....................................................          (29,633)                  (3,676,510)
                                                                       ---------------             ----------------
         Total dividends to shareholders.............................       (2,668,970)                (101,023,758)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares.............................................              -0-                       (8,619)
    Institutional Service Shares.....................................              -0-                       (5,660)
    Investor Shares..................................................              -0-                       (3,429)
    Short-Term Income Shares.........................................              -0-                       (3,074)
    Retail Shares....................................................              -0-                      (16,139)
    Pinnacle Shares..................................................              -0-                       (1,904)
    Advantage Shares.................................................              -0-                      (28,594)
    Xpress Shares....................................................              -0-                       (3,083)
                                                                       ---------------             ----------------
         Total distributions to shareholders.........................              -0-                     (70,502)
                                                                       ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares.............................................       46,812,587                 (456,371,209)
    Institutional Service Shares.....................................      130,506,259                  (60,829,508)
    Investor Shares..................................................      (48,358,278)                  21,292,828
    Short-Term Income Shares.........................................       29,204,557                  (35,162,097)
    Retail Shares....................................................     (220,448,674)                 (54,510,269)
    Pinnacle Shares..................................................      (13,004,216)                  24,817,334
    Advantage Shares.................................................      (45,963,827)              (1,746,069,230)
    Xpress Shares....................................................        3,880,216                     (932,810)
                                                                       ---------------             ----------------
          Total capital share transactions...........................     (117,371,376)              (2,307,764,961)
                                                                       ---------------             ----------------
    Total increase/(decrease) .......................................     (117,271,182)              (2,309,688,860)
Net assets:
    Beginning of period..............................................    4,658,464,418                6,968,153,278
                                                                       ---------------             ----------------
    End of period....................................................  $ 4,541,193,236             $  4,658,464,418
                                                                       ===============             ================
Overdistributed net investment income................................  $           -0-             $        (70,542)
                                                                       ===============             ================



The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)


================================================================================


                                                    Six Months Ended                 For the Years Ended March 31,
                                                                         ----------------------------------------------------------
Institutional shares                               September 30, 2009      2009         2008         2007         2006         2005
--------------------                                   (Unaudited)        -------     --------     --------     --------   --------
                                                        ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........            $   1.00      $   1.00      $   1.00     $   1.00     $   1.00    $   1.00
                                                        ----------    ----------    ----------   ----------   ----------  ----------
Income from investment operations:
   Net investment income....................                0.002         0.024         0.048        0.051        0.036       0.016
   Net realized and unrealized gain(loss) on investments    0.000         0.000         0.000        0.000         --         0.000
                                                        ----------    ----------    ----------   ----------   ----------  ----------
   Total from investment operations.........                0.002         0.024         0.048        0.051        0.036       0.016
Less distributions from:
   Dividends from net investment income.....               (0.002)       (0.024)       (0.048)      (0.051)      (0.036)     (0.016)
   Net realized gain(loss) on investment....                 --          (0.000)       (0.000)      (0.000)        --        (0.000)
                                                        ----------    ----------    ----------   ----------   ----------  ----------
   Total Distributions......................               (0.002)       (0.024)       (0.048)      (0.051)      (0.036)     (0.016)
                                                        ----------    ----------    ----------   ----------   ----------  ----------
Net asset value, end of period..............            $   1.00      $   1.00      $   1.00     $   1.00     $   1.00    $   1.00
                                                        ==========    ==========    ==========   ==========   ==========  ==========
Total Return................................                0.24%(a)      2.46%         4.91%        5.19%        3.63%       1.61%
Ratios/Supplemental Data
Net assets, end of period (000's)...........            $ 341,837     $ 295,039     $ 751,532    $ 639,573    $ 372,721   $ 215,314
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                0.25%(c)      0.22%         0.20%        0.20%        0.20%       0.20%
   Net investment income....................                0.45%(c)      2.52%         4.78%        5.10%        3.66%       1.63%
   Management and administration fees waived                0.05%(c)      0.06%         0.02%        0.03%        0.06%       0.08%
   Transfer agency fees waived..............                0.01%(c)      0.01%         0.01%         --          0.02%       0.02%
   Expense paid indirectly..................                 --           0.00%         0.00%        0.00%        0.00%       0.00%

                                                    Six Months Ended                 For the Years Ended March 31,
                                                                         ----------------------------------------------------------
Institutional Service shares                       September 30, 2009      2009         2008         2007         2006         2005
----------------------------                           (Unaudited)        -------     --------     --------     --------   --------
                                                        ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........            $   1.00      $   1.00      $   1.00     $   1.00     $   1.00   $    1.00
                                                        ---------     ---------     ---------    ---------    ---------- ----------
Income from investment operations:
   Net investment income....................                0.001         0.022         0.046        0.048         0.033      0.013
   Net realized and unrealized gain(loss)  on investments   0.000         0.000         0.000        0.000          --        0.000
                                                        ----------    ----------    ----------   ----------   ----------  ----------
   Total from investment operations.........                0.001         0.022         0.046        0.048         0.033      0.013
Less distributions from:
   Dividends from net investment income.....               (0.001)       (0.022)       (0.046)      (0.048)       (0.033)    (0.013)
   Net realized gain(loss) on investment....                 --          (0.000)       (0.000)      (0.000)         --       (0.000)
                                                        ----------    ----------    ----------   ----------   ----------  ----------
   Total Distributions......................               (0.001)       (0.022)       (0.046)      (0.048)       (0.033)    (0.013)
                                                        ----------    ----------    ----------   ----------   ----------  ----------
Net asset value, end of period..............            $   1.00      $   1.00      $   1.00     $   1.00     $    1.00  $    1.00
                                                        ==========    ==========    ==========   ==========   ========== ===========
Total Return................................                0.12%(a)      2.21%         4.65%        4.92%         3.36%      1.34%
Ratios/Supplemental Data
Net assets, end of period (000's)...........            $ 330,155     $ 199,697     $ 260,609    $ 267,865    $  224,050 $  119,898
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                0.49%(c)      0.47%         0.45%        0.45%         0.47%      0.47%
   Net investment income....................                0.19%(c)      2.31%         4.50%        4.83%         3.39%      1.49%
   Management and administration fees waived                0.05%(c)      0.06%         0.02%        0.03%         0.06%      0.08%
   Shareholder servicing fees waived........                0.02%(c)      0.01%         0.01%         --            --         --
   Transfer agency fees waived..............                 --            --            --           --           0.01%      0.02%
   Expense paid indirectly..................                0.00%         0.00%         0.00%        0.00%         0.00%      0.00%

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------






================================================================================

                                                         Six Months Ended                          Commencement of Operations
Investor shares                                        September 30, 2009   Year Ended March 31,    November 28, 2006 through
---------------                                                             --------------------
                                                           (Unaudited)         2009      2008           March 31, 2007
                                                           ----------       --------    ---------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------       --------    --------           --------
Income from investment operations:
   Net investment income....................                   0.001           0.020       0.044              0.016
   Net realized and unrealized gain(loss) on investments       0.000           0.000       0.000              0.000
                                                            ---------       --------    --------           --------
   Total from investment operations.........                   0.001           0.020       0.044              0.016
Less distributions from:
   Dividends from net investment income.....                  (0.001)         (0.020)     (0.044)            (0.016)
   Net realized gain(loss) on investment....                    --            (0.000)     (0.000)            (0.000)
                                                            ---------       --------    --------           --------
   Total Distributions......................                  (0.001)         (0.020)     (0.044)            (0.016)
                                                            ---------       --------    --------           --------
Net asset value, end of period..............                $  1.00         $  1.00     $  1.00            $  1.00
                                                            =========       ========    ========           ========
Total Return................................                   0.06%(a)        2.01%       4.44%              1.62%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........                $289,365        $ 337,701    $316,547          $151,947
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                   0.61%(c)         0.68%       0.65%             0.65%(c)
   Net investment income....................                   0.12%(c)         1.96%       4.25%             4.76%(c)
   Management and administration fees waived                   0.05%(c)         0.06%       0.02%             0.03%(c)
   Shareholder servicing and distribution fees waived          0.13%(c)         0.04%       0.04%              --
   Transfer agency fees waived..............                    --               --          --               0.03%(c)
   Expense paid indirectly..................                    --              0.00%       0.00%             0.00%(c)

                                                        Six Months Ended                          Commencement of Operations
Short Term Income shares                               September 30, 2009    Year Ended March 31,  February 12, 2007 through
------------------------                                                    --------------------
                                                          (Unaudited)         2009      2008            March 31, 2007
                                                           ----------       --------    ---------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------       --------    --------           --------
Income from investment operations:
   Net investment income....................                   0.000           0.017       0.041              0.006
   Net realized and unrealized gain(loss)  on investments      0.000           0.000       0.000              0.000
                                                            ---------       --------    --------           --------
   Total from investment operations.........                   0.000           0.017       0.041              0.006
Less distributions from:
   Dividends from net investment income.....                  (0.000)         (0.017)     (0.041)            (0.006)
   Net realized gain(loss) on investment....                    --            (0.000)     (0.000)            (0.000)
                                                            ---------       --------    --------           --------
   Total Distributions......................                  (0.000)         (0.017)     (0.041)            (0.006)
                                                            ---------       --------    --------           --------
Net asset value, end of period..............                $  1.00         $  1.00     $  1.00            $  1.00
                                                            =========       ========    ========           ========
Total Return................................                   0.02%(a)        1.71%       4.14%              0.59%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........                $291,434        $262,237    $297,508           $ 57,097
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                   0.69%(c)        0.96%       0.94%              0.94%(c)
   Net investment income....................                   0.03%(c)        1.71%       3.92%              4.47%(c)
   Management and administration fees waived                   0.05%(c)        0.06%       0.02%              0.03%(c)
   Shareholder servicing and distribution fees waived          0.30%(c)        0.03%       0.01%               --
   Expense paid indirectly..................                    --             0.00%       0.00%              0.00%(c)

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)


================================================================================

                                                        Six Months Ended                           Commencement of Operations
Retail shares                                          September 30, 2009   Year Ended March 31,    November 28, 2006 through
-------------                                                               ---------------------
                                                           (Unaudited)        2009        2008           March 31, 2007
                                                           ----------       --------    ---------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------       --------    --------           --------
Income from investment operations:
   Net investment income....................                   0.000           0.016       0.040              0.015
   Net realized and unrealized gain(loss) on investments       0.000           0.000       0.000              0.000
                                                            ---------       --------    --------           --------
   Total from investment operations.........                   0.000           0.016       0.040              0.015
Less distributions from:
   Dividends from net investment income.....                  (0.000)         (0.016)     (0.040)            (0.015)
   Net realized gain(loss) on investment....                    --            (0.000)     (0.000)            (0.000)
                                                            ---------       --------    --------           --------
   Total Distributions......................                  (0.000)         (0.016)     (0.040)            (0.015)
                                                            ---------       --------    --------           --------
Net asset value, end of period..............                $  1.00         $  1.00     $  1.00            $  1.00
                                                            =========       ========    ========           ========
Total Return................................                   0.01%(a)        1.65%       4.08%              1.49%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........                $1,164,427      $1,384,774  $1,439,855         $  897,904
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                   0.72%(c)        1.02%       1.00%              1.00%(c)
   Net investment income....................                   0.02%(c)        1.64%       3.95%              4.39%(c)
   Management and administration fees waived                   0.05%(c)        0.06%       0.02%              0.03%(c)
   Shareholder servicing and distribution fees waived          0.47%(c)        0.14%       0.14%              0.10%(c)
   Transfer agency fees waived..............                    --              --          --                0.03%(c)
   Expense paid indirectly..................                    --             0.00%       0.00%              0.00%(c)

                                                    Six Months Ended                 For the Years Ended March 31,
                                                                         ----------------------------------------------------------
Pinnacle shares                                    September 30, 2009      2009         2008         2007         2006         2005
----------------------------                           (Unaudited)        -------     --------     --------     --------   --------
                                                        ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........            $   1.00      $   1.00      $   1.00     $   1.00     $   1.00   $    1.00
                                                        ---------     ---------     ---------    ---------    ---------  ---------
Income from investment operations:
   Net investment income....................                0.002         0.024         0.048        0.051        0.036       0.016
   Net realized and unrealized gain(loss) on investments    0.000         0.000         0.000        0.000         --         0.000
                                                        ---------     ---------     ---------    ---------    ---------  ---------
   Total from investment operations.........                0.002         0.024         0.048        0.051        0.036       0.016
Less distributions from:
   Dividends from net investment income.....               (0.002)       (0.024)       (0.048)      (0.051)      (0.036)     (0.016)
   Net realized gain(loss) on investment....                 --          (0.000)       (0.000)       0.000         --        (0.000)
                                                        ---------     ---------     ---------    ---------    ---------  ---------
   Total Distributions......................               (0.002)       (0.024)       (0.048)      (0.051)      (0.036)     (0.016)
                                                        ---------     ---------     ---------    ---------    ---------  ---------
Net asset value, end of period..............            $   1.00      $   1.00      $   1.00     $   1.00     $   1.00    $   1.00
                                                        ==========    ==========    ==========   ==========   ==========  =========
Total Return................................                0.24%(a)      2.46%         4.91%        5.19%        3.63%       1.61%
Ratios/Supplemental Data
Net assets, end of period (000's)...........            $ 189,949     $ 202,946     $ 178,213    $ 171,028    $ 134,682   $ 114,792
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                0.25%(c)      0.23%         0.20%        0.20%        0.20%       0.20%
   Net investment income....................                0.48%(c)      2.40%         4.79%        5.08%        3.66%       1.63%
   Management and administration fees waived                0.05%(c)      0.06%         0.02%        0.03%        0.06%       0.08%
   Transfer agency fees waived..............                0.01%(c)      0.01%         0.01%         --          0.02%       0.02%
   Expense paid indirectly..................                 --           0.00%         0.00%        0.00%        0.00%       0.00%

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------






================================================================================

                                                        Six Months Ended                           Commencement of Operations
Advantage shares                                        September 30, 2009   Year Ended March 31,    November 1, 2006 through
----------------                                                            ---------------------
                                                           (Unaudited)        2009        2008           March 31, 2007
                                                           ----------       --------    ---------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------       --------    --------           --------
Income from investment operations:
   Net investment income....................                   0.000           0.016       0.040              0.018
   Net realized and unrealized gain(loss) on investments       0.000           0.000      (0.000)            (0.000)
                                                            ---------       --------    --------           --------
   Total from investment operations.........                   0.000           0.016       0.040              0.018
Less distributions from:
   Dividends from net investment income.....                  (0.000)         (0.016)     (0.040)            (0.018)
   Net realized gain(loss) on investment....                    --            (0.000)     (0.000)            (0.000)
                                                            ---------       --------    --------           --------
   Total Distributions......................                  (0.000)         (0.016)     (0.040)            (0.018)
                                                            ---------       --------    --------           --------
Net asset value, end of period..............                $  1.00         $  1.00     $  1.00            $  1.00
                                                            =========       ========    ========           ========
Total Return................................                   0.03% (a)       1.63%       4.06%              1.81%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........                $1,658,977      $1,704,903  $3,451,676         $3,113,588
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                   0.68%(c)        1.04%       1.02%              1.02%(c)
   Net investment income....................                   0.05%(c)        1.70%       3.95%              4.35%(c)
   Management and administration fees waived                   0.05%(c)        0.06%       0.02%              0.03%(c)
   Shareholder servicing and distribution fees waived          0.56%(c)        0.17%       0.17%              0.16%(c)
   Expense paid indirectly..................                    --             0.00%       0.00%              0.00%(c)

                                                        Six Months Ended         Year Ended       Commencement of Operations
Xpress shares                                           September 30, 2009       March 31,         June 20, 2007 through
-------------
                                                           (Unaudited)             2009                March 31, 2008
                                                           ----------            ---------            ---------------
 Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........               $  1.00               $  1.00                   $  1.00
                                                           ----------            --------                  ---------
Income from investment operations:
   Net investment income....................                  0.000                 0.014                     0.028
   Net realized and unrealized gain(loss)  on investments     0.000                 0.000                     0.000
                                                           ----------            --------                  ---------
   Total from investment operations.........                  0.000                 0.014                     0.028
Less distributions from:
   Dividends from net investment income.....                 (0.000)               (0.014)                   (0.028)
   Net realized gain(loss) on investment....                   --                  (0.000)                   (0.000)
                                                           ----------            --------                  ---------
   Total Distributions......................                 (0.000)               (0.014)                   (0.028)
                                                           ----------            --------                  --------
Net asset value, end of period..............               $  1.00               $  1.00                   $  1.00
                                                           ==========            ========                  ========
Total Return................................                  0.01%(a)              1.40%                     2.88%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........               $275,049              $271,167                  $ 272,213
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                  0.71%(c)              1.27%                     1.25%(c)
   Net investment income....................                  0.02%(c)              1.40%                     3.82%(c)
   Management and administration fees waived                  0.05%(c)              0.06%                     0.02%(c)
   Shareholder servicing and distribution fees waived         0.53%(c)              0.00%                      --
   Expense paid indirectly..................                   --                   0.00%                     0.00%(c)

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

                         [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------
      Institutional Class Shares
  ("Institutional Shares") & Pinnacle   Beginning Account   Ending Account Value   Expenses Paid         Annualized
   Class Shares ("Pinnacle Shares")       Value 4/01/09           09/30/09        During the period*    Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00            $1,000.70               $1.20               0.24%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00            $1,023.87               $1.22               0.24%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
  Institutional Service Class Shares    Beginning Account   Ending Account Value      Expenses Paid         Annualized
   ("Institutional Service Shares")       Value 4/01/09           09/30/09          During the Period*    Expense Ratio*
----------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00            $1,000.00               $1.80               0.36%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00            $1,023.26               $1.83               0.36%
 ---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
         Investor Class Shares          Beginning Account   Ending Account Value      Expenses Paid        Annualized
          ("Investor Shares")             Value 4/01/09           09/30/09          During the Period*    Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00            $1,000.00               $1.80               0.36%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00            $1,023.26               $1.83               0.36%

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Short Term Income Shares Class Shares  Beginning Account   Ending Account Value     Expenses Paid         Annualized
     ("Short Term Income Shares")         Value 4/01/09           09/30/09          During the Period*    Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00            $1,000.00               $1.86               0.37%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00            $1,023.21               $1.88               0.37%

---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
EXPENSE CHART (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================


----------------------------------------------------------------------------------------------------------------------------
  Retail Class Shares ("Retail Shares")     Beginning Account   Ending Account Value     Expenses Paid        Annualized
                                              Value 4/01/09           09/30/09         During the Period*   Expense Ratio*
----------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00             $1,000.00               $1.80             0.36%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000.00             $1,023.26               $1.83             0.36%
----------------------------------------------------------------------------------------------------------------------------

*    Expenses are equal to the Portfolio's annualized expense ratios multiplied by the average account value over the period (April 1, 2009 through September 30, 2009), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

      Face                                                                              Maturity     Interest       Value
     Amount                                                                               Date         Rate        (Note 1)
     ------                                                                               ----         ----         ------
Floating Rate Securities (2.14%)
------------------------------------------------------------------------------------------------------------------------------------
$     25,000,000  Bank of America, N.A.
                  Guaranteed by FDIC                                                    02/05/10      0.42%     $  25,000,000
----------------                                                                                               --------------
      25,000,000  Total Floating Rate Securities                                                                   25,000,000
----------------                                                                                               --------------
Repurchase Agreements (44.49%)
------------------------------------------------------------------------------------------------------------------------------------
$    150,000,000  BNP Paribas, purchased on 09/30/09, repurchase proceeds at maturity $150,000,167 (Collateralized by $216,132,226,
                  GNMA, 4.00% to 6.50%, due 05/15/34 to 09/15/39, value
                  $153,000,000)                                                         10/01/09      0.04%    $  150,000,000
     125,000,000  Bank of America Securities, LLC, purchased on 09/30/09, repurchase proceeds at maturity $125,000,139 (Collateralized by $322,126,272,
                  GNMA, 5.00% to 6.27%, due 02/16/31 to 09/20/39, value
                  $127,500,001)                                                         10/01/09      0.04        125,000,000
     115,000,000  Goldman Sachs, purchased on 09/30/09, repurchase proceeds at maturity $115,000,096 (Collateralized by $3,771,137,514, GNMA
                   0.00% to 6.93%, due 02/15/26 to 09/20/39, value
                  $117,300,000)                                                         10/01/09      0.03        115,000,000
     130,000,000  JPMorgan Chase & Co., purchased on 09/30/09, repurchase proceeds at maturity $130,000,181 (Collateralized by $397,211,151 GNMA,
                  3.50% to 13.50%, due 01/15/10 to 05/15/51, value $132,601,767)        10/01/09      0.05        130,000,000
----------------                                                                                               --------------
     520,000,000  Total Repurchase Agreements                                                                     520,000,000
----------------                                                                                               --------------
U.S. Government Obligations (54.28%)
------------------------------------------------------------------------------------------------------------------------------------
$    300,000,000  U.S. Treasury Bill                                                    10/01/09      0.01%    $  300,000,000
     100,000,000  U.S. Treasury Bill                                                    11/19/09      0.28         99,961,889
      60,000,000  U.S. Treasury Bill                                                    11/19/09      0.58         59,953,450
      25,000,000  U.S. Treasury Bill                                                    06/03/10      0.50         24,914,931
      50,000,000  U.S. Treasury Bill                                                    06/17/10      0.46         49,838,125
      50,000,000  U.S. Treasury Bill                                                    06/17/10      0.30         49,892,083
      50,000,000  U.S. Treasury Bill                                                    07/29/10      0.48         49,799,333
----------------                                                                                               --------------
     635,000,000  Total U.S. Government Obligations                                                               634,359,811
----------------                                                                                               --------------
                  Total Investments (100.91%) (Cost $1,179,359,811+)                                            1,179,359,811
                  Liabilities in excess of cash and other assets (-0.91%)                                         (10,675,407)
                                                                                                               --------------
                  Net Assets (100.00%)                                                                         $1,168,684,404
                                                                                                               ==============

                  +   Aggregate cost for federal income tax purposes is identical.  All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
KEY:
      GNMA     =   Government National Mortgage Association
      FDIC     =   Federal Deposit Insurance Corporation




The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

------------------------------------ ------------------------ -------------------------
       Securities Maturing in                 Value                % of Portfolio
------------------------------------ ------------------------ -------------------------
  Less than 31 Days                        $820,000,000                 69.53%
  31 through 60 Days                        184,915,339                 15.68
  61 through 90 Days                                -0-                   -0-
  91 through 120 Days                               -0-                   -0-
  121 through 180 Days                              -0-                   -0-
  Over 180 Days                             174,444,472                 14.79
------------------------------------ ------------------------ -------------------------
  Total                                  $1,179,359,811                100.00%
------------------------------------ ------------------------ -------------------------























The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      659,359,811
  Repurchase agreements.............................................................             520,000,000
  Accrued interest receivable.......................................................                  17,281
  Prepaid expenses..................................................................                  66,491
                                                                                          ------------------
         Total assets...............................................................           1,179,443,583
                                                                                          ------------------

LIABILITIES
  Payable to affiliates (Note 2)....................................................                  91,324
  Due to custodian..................................................................              10,565,172
  Accrued expenses..................................................................                 101,501
  Dividends payable.................................................................                   1,182
                                                                                          ------------------
         Total liabilities..........................................................              10,759,179
                                                                                          ------------------
  Net assets........................................................................      $    1,168,684,404
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $    1,168,684,404
                                                                                          ------------------
  Net assets........................................................................      $    1,168,684,404
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                         Net Assets          Shares Outstanding        Net Asset Value

Institutional Shares........................      $412,533,432             412,525,895                $1.00
Institutional Service Shares................      $274,326,459             274,321,447                $1.00
Investor Shares.............................      $240,826,589             240,822,189                $1.00
Short Term Income Shares....................      $175,120,953             175,117,754                $1.00
Retail Shares...............................       $13,001,864              13,001,627                $1.00
Pinnacle Shares.............................       $52,875,107              52,874,141                $1.00



























The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTH ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $        2,359,122
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               754,148
    Administration fee..............................................................               314,228
    Shareholder servicing fee (Institutional Service Shares)........................               279,507
    Shareholder servicing fee (Investor Shares).....................................               265,846
    Shareholder servicing fee (Short Term Income Shares)............................               228,995
    Shareholder servicing fee (Retail Shares).......................................                16,094
    Distribution fee (Investor Shares)..............................................               212,677
    Distribution fee (Short Term Income Shares).....................................               412,191
    Distribution fee (Retail Shares)................................................                41,843
    Custodian expenses..............................................................                37,611
    Shareholder servicing and related shareholder expenses+.........................               209,684
    Legal, compliance and filing fees...............................................               152,933
    Audit and accounting............................................................               123,436
    Trustees' fees and expenses.....................................................                54,065
    Other...........................................................................               294,120
                                                                                        ------------------
    Total expenses..................................................................             3,397,378
          Less:  Fees waived (Note 2)...............................................            (1,490,306)
                                                                                        ------------------
   Net expenses....................................................................             1,907,072
                                                                                        ------------------
   Net investment income...........................................................               452,050

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................                   -0-
                                                                                        ------------------
Increase in net assets from operations..............................................    $          452,050
                                                                                        ==================

+  Includes class specific transfer agency expenses after fee waivers of $45,277, $17,090, $37,227, $33,910,
   $3,685, and $5,050 for the Institutional, Institutional Service, Investor, Short Term Income, Retail Shares, and
   Pinnacle respectively.























The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                      Six Months Ended                   Year
                                                                     September 30, 2009                  Ended
                                                                         (Unaudited)                March 31, 2009
                                                                         -----------               ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $       452,050             $     10,955,534
    Net realized gain (loss) on investments.......................                 -0-                          -0-
                                                                       ---------------             ----------------
Increase in net assets from operations............................             452,050                   10,955,534
Dividends to shareholders from net investment income:
    Institutional Shares..........................................            (392,887)                  (5,196,692)
    Institutional Service Shares..................................              (9,803)                  (2,203,320)
    Investor Shares...............................................              (2,651)                  (1,729,551)
    Short Term Income Shares......................................              (2,278)                    (938,502)
    Retail Shares.................................................                (163)                     (83,259)
    Pinnacle Shares...............................................             (44,268)                    (804,210)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................            (452,050)                 (10,955,534)
                                                                       ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares..........................................        (114,411,972)                 (17,798,924)
    Institutional Service Shares..................................          41,055,336                  (97,938,921)
    Investor Shares...............................................          28,119,917                  (57,572,615)
    Short Term Income Shares......................................         (13,017,377)                  13,298,274
    Retail Shares.................................................           2,592,359                  (10,566,880)
    Pinnacle Shares...............................................         (22,770,977)                   5,014,875
                                                                       ---------------             ----------------
          Total capital share transactions........................         (78,432,714)                (165,564,191)
                                                                       ---------------             ----------------
    Total increase (decrease) ....................................         (78,432,714)                (165,564,191)
Net assets:
    Beginning of period...........................................       1,247,117,118                1,412,681,309
                                                                       ---------------             ----------------
     End of period................................................     $ 1,168,684,404             $  1,247,117,118
                                                                       ===============             ================
Undistributed net investment income...............................     $           -0-             $            -0-
                                                                       ===============             ================



















The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)

================================================================================

                                                                                      For the Years Ended March 31,
Institutional shares                                   Six Months Ended  --------------------------------------------------------
--------------------                                  September 30, 2009   2009         2008        2007         2006       2005
Per Share Operating Performance:                          (Unaudited)    --------      -------     -------      -------    -------
(for a share outstanding throughout the period)            ----------
Net asset value, beginning of period........                $   1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                            ---------    --------     --------    --------    ---------   --------
Income from investment operations:
   Net investment income....................                    0.001       0.010        0.041       0.049       0.034       0.014
   Net realized and unrealized gain(loss)  on investments        --          --           --          --         0.000       0.000
                                                            ---------    --------     --------    --------    ---------    -------
   Total from investment operations.........                    0.001       0.010        0.041       0.049       0.034       0.014
Less distributions from:
   Dividends from net investment income.....                   (0.001)     (0.010)      (0.041)     (0.049)     (0.034)     (0.014)
   Net realized gain(loss) on investment....                     --          --           --          --        (0.000)     (0.000)
                                                            ---------    --------     --------    --------    ---------    -------
   Total Distributions......................                   (0.001)     (0.010)      (0.041)     (0.049)     (0.034)     (0.014)
                                                            ---------    --------     --------    --------    ---------   --------
Net asset value, end of period..............                $   1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                            =========    ========     ========    ========    =========   ========
Total Return................................                    0.07%(a)    0.97%        4.18%       5.02%       3.48%       1.44%
Ratios/Supplemental Data
Net assets, end of period (000's)...........                 $412,533    $526,947     $544,746    $590,254    $829,714    $484,434
Ratios to average net assets:
   Expenses (net of fees waived)(b).........                    0.24%(c)    0.23%        0.20%       0.20%       0.20%       0.20%
   Net investment income....................                    0.14%(c)    0.93%        4.17%       4.89%       3.51%       1.45%
   Management and Administration fees waived                    0.06%(c)    0.03%        0.03%       0.03%       0.05%       0.03%
   Transfer agency fees waived..............                    0.00%(c)     --           --          --          --          --
   Expense paid indirectly..................                     --         0.00%        0.00%       0.00%       0.00%       0.00%


                                                                                       For the Years Ended March 31,
Institutional Service shares                            Six Months Ended --------------------------------------------------------
------------------------------                         September 30, 2009  2009         2008         2007         2006       2005
Per Share Operating Performance:                          (Unaudited)    --------      -------     -------      -------    -------
(for a share outstanding throughout the period)            ----------
Net asset value, beginning of period........                $   1.00     $  1.00      $ 1.00      $  1.00     $  1.00     $  1.00
                                                            ---------    --------     --------    --------    ---------   --------
Income from investment operations:
   Net investment income....................                    0.000       0.007       0.039        0.047       0.032       0.012
   Net realized and unrealized gain(loss) on investments         --          --          --           --         0.000       0.000
                                                            ---------    --------     --------    --------    ---------   --------
   Total from investment operations.........                    0.000       0.007       0.039        0.047       0.032       0.012
Less distributions from:
   Dividends from net investment income.....                   (0.000)     (0.007)     (0.039)      (0.047)     (0.032)     (0.012)
    Net realized gain(loss) on investment....                    --          --           --          --        (0.000)     (0.000).
                                                            ---------    --------     --------    --------    ---------   --------
   Total Distributions......................                   (0.000)    (0.007)      (0.039)      (0.047)     (0.032)     (0.012)
                                                            ---------    --------     --------    --------    ---------   --------
Net asset value, end of period..............                 $  1.00     $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
                                                            =========    ========     ========    ========    =========   ========
Total Return................................                    0.00%(a)   0.75%        3.92%        4.76%       3.22%       1.19%
Ratios/Supplemental Data
Net assets, end of period (000's)...........                 $274,326   $233,270     $331,209     $248,962    $304,168    $236,621
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                    0.36%(c)   0.44%        0.45%        0.45%       0.45%       0.45%
   Net investment income....................                    0.01%(c)   0.83%        3.76%        4.65%       3.17%       1.18%
   Management and administration fees waived                    0.06%(c)   0.03%        0.03%        0.03%       0.05%       0.03%
   Shareholder Servicing fees waived........                    0.13%(c)   0.03%         --           --          --          --
   Transfer agency fees waived..............                    0.00%(c)    --           --           --          --          --
   Expense paid indirectly..................                     --        0.00%        0.00%        0.00%       0.00%       0.00%

  (a) Unannualized
  (b) Includes expense offsets, if applicable.
  (c) Annualized


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                         Six Months Ended                          Commencement of Operations
Investor shares                                         September 30, 2009   Year Ended March 31,  February 21, 2007 through
--------------------                                                        --------------------
                                                           (Unaudited)         2009      2008           March 31, 2007
                                                           ----------       --------    ---------       ---------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------        --------   --------           ---------
Income from investment operations:
   Net investment income....................                   0.000           0.006       0.037              0.005
   Net realized and unrealized gain(loss) on investments        --              --          --                 --
                                                            ---------       --------    --------           --------
   Total from investment operations.........                   0.000           0.006       0.037              0.005
Less distributions from:
   Dividends from net investment income.....                  (0.000)         (0.006)     (0.037)            (0.005)
   Net realized gain(loss) on investment....                    --              --          --                 --
                                                            ---------       --------   ---------           --------
   Total Distributions......................                  (0.000)         (0.006)     (0.037)            (0.005)
                                                            ---------       --------   ---------           --------
Net asset value, end of period..............                $  1.00         $  1.00    $   1.00            $  1.00
                                                            =========       ========   =========           =========
Total Return................................                   0.00%(a)        0.65%       3.73%              0.50%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........                $240,827       $ 212,706   $ 270,279           $ 134,911
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                   0.36%(c)        0.55%       0.63%               0.63%(c)
   Net investment income....................                   0.00%(c)        0.68%       3.51%               4.62%(c)
   Management and administration fees waived                   0.06%(c)        0.03%       0.03%               0.03%(c)
   Shareholder servicing and distribution fees waived          0.35%(c)        0.15%       0.05%               0.05%(c)
   Transfer agency fees waived..............                   0.01%(c)         --          --                  --
   Expense paid indirectly..................                   --              0.00%       0.00%               0.00%(c)

                                                        Six Months Ended                          Commencement of Operations
Short Term Income shares                               September 30, 2009    Year Ended March 31,  November 2, 2006 through
------------------------                                                    --------------------
                                                          (Unaudited)         2009      2008            March 31, 2007
                                                           ----------       --------    ---------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00       $   1.00     $  1.00             $ 1.00
                                                            ---------     ----------    --------           --------
Income from investment operations:
   Net investment income....................                   0.000         0.005        0.034               0.018
   Net realized and unrealized gain(loss)  on investments       --            --           --                  --
                                                            ---------     ----------    --------           --------
   Total from investment operations.........                   0.000         0.005        0.034               0.018
Less distributions from:
   Dividends from net investment income.....                  (0.000)       (0.005)      (0.034)             (0.018)
   Net realized gain(loss) on investment....                    --            --           --                  --
                                                            ---------     ----------    --------           --------
   Total Distributions......................                  (0.000)       (0.005)      (0.034)             (0.018)
                                                            ---------     ----------    --------           --------
Net asset value, end of period..............                $  1.00       $  1.00      $  1.00             $  1.00
                                                            =========     ==========   =========           =========
Total Return................................                   0.00%(a)      0.51%        3.46%               1.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........                $175,121      $188,138     $174,840            $ 22,663
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                   0.37%(c)      0.70%        0.90%               0.90%(c)
   Net investment income....................                   0.00%(c)      0.54%        3.03%               4.32%(c)
   Management and administration fees waived                   0.06%(c)      0.03%        0.03%               0.03%(c)
   Shareholder servicing and distribution fees waived          0.59%(c)      0.26%        0.03%               0.03%(c)
   Transfer agency fees waived..............                   0.01%(c)       --           --                  --
   Expense paid indirectly..................                    --           0.00%        0.00%               0.00%(c)

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

  The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)
================================================================================

                                                        Six Months Ended                           Commencement of Operations
Retail shares                                          September 30, 2009   Year Ended March 31,    December 12, 2006 through
-------------                                                               ---------------------
                                                           (Unaudited)        2009        2008           March 31, 2007
                                                           ----------       --------    ---------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00        $   1.00     $  1.00            $  1.00
                                                            ---------      ---------    --------           --------
Income from investment operations:
   Net investment income....................                   0.000           0.005       0.033              0.013
   Net realized and unrealized gain(loss) on investments        --              --          --                 --
                                                            ---------      ---------    --------           --------
   Total from investment operations.........                   0.000           0.005       0.033              0.013
Less distributions from:
   Dividends from net investment income.....                  (0.000)         (0.005)     (0.033)            (0.013)
   Net realized gain(loss) on investment....                    --              --          --                 --
                                                            ---------      ---------    --------           --------
   Total Distributions......................                  (0.000)         (0.005)     (0.033)            (0.013)
                                                            ---------      ---------    --------           --------
Net asset value, end of period..............                $  1.00        $   1.00     $  1.00            $  1.00
                                                            =========      ========     ========           ========
Total Return................................                   0.00%(a)        0.46%       3.36%              1.28%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........                $ 13,002       $  10,410    $ 20,976           $    371
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                   0.36%(c)        0.73%       0.99%              1.00%(c)
   Net investment income....................                   0.00%(c)        0.46%       1.90%              4.22%(c)
   Management and administration fees waived                   0.06%(c)        0.03%       0.03%              0.03%(c)
   Shareholder servicing and distribution fees waived          0.82%(c)        0.44%       0.14%              0.10%(c)
   Transfer agency fees waived..............                   0.01%(c)         --          --                0.03%(c)
   Expense paid indirectly..................                    --             0.00%       0.00%              0.00%(c)


                                                                                       For the Years Ended March 31,
Pinnacle shares                                         Six Months Ended --------------------------------------------------------
---------------                                       September 30, 2009   2009         2008         2007         2006      2005
Per Share Operating Performance:                          (Unaudited)    -------      -------     -------      -------    -------
(for a share outstanding throughout the period)            ----------
Net asset value, beginning of period........                $   1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                            ---------    --------     --------    --------    --------    --------
Income from investment operations:
   Net investment income....................                    0.001       0.010        0.041       0.049       0.034       0.014
   Net realized and unrealized gain(loss) on investments         --          --           --          --         0.000       0.000
                                                            ---------    --------     --------    --------    --------    --------
   Total from investment operations.........                    0.001       0.010        0.041       0.049       0.034       0.014
Less distributions from:
   Dividends from net investment income.....                   (0.001)     (0.010)      (0.041)     (0.049)     (0.034)     (0.014)
   Net realized gain(loss) on investment....                     --          --           --          --        (0.000)     (0.000)
                                                            ---------    --------     --------    --------    --------    --------
   Total Distributions......................                   (0.001)     (0.010)      (0.041)     (0.049)     (0.034)     (0.014)
                                                            ---------    --------     --------    --------    --------    --------
Net asset value, end of period..............                 $  1.00     $  1.00      $  1.00     $  1.00     $  1.00     $  1.00
                                                            =========    ========     ========    ========    ========    =======
Total Return................................                    0.07%(a)    0.97%        4.18%       5.02%       3.48%       1.44%
Ratios/Supplemental Data
Net assets, end of period (000's)...........                 $ 52,875    $ 75,646     $ 70,632    $ 39,628    $ 28,505    $ 39,809
Ratios to average net assets:
   Expenses (net of fees waived) (b)........                    0.24%(c)    0.23%        0.20%       0.20%       0.20%       0.20%
   Net investment income....................                    0.14%(c)    0.92%        3.89%       4.93%       3.51%       1.45%
   Management and administration fees waived                    0.06%(c)    0.03%        0.03%       0.03%       0.05%       0.03%
   Transfer agency fees waived..............                    0.00%(c)     --           --          --          --          --
   Expense paid indirectly..................                     --         0.00%        0.00%       0.00%       0.00%       0.00%

  (a) Unannualized
  (b) Includes expense offsets, if applicable.
  (c) Annualized

>
The accompanying notes are an integral part of these financial statements.

                                          [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================
As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------------
      Institutional Class Shares         Beginning Account     Ending Account Value    Expenses Paid          Annualized
       ("Institutional Shares")           Value 05/05/09             09/30/09         During the Period**  Expense Ratio**
----------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,001.30               $1.02              0.25%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00               $1,019.39               $1.03              0.25%
----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Institutional Service Class Shares     Beginning Account     Ending Account Value      Expenses Paid         Annualized
   ("Institutional Service Shares")       Value 04/01/09             09/30/09         During the Period*   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,000.80               $2.41             0.48%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00               $1,022.66               $2.43             0.48%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
         Retail Class Shares             Beginning Account     Ending Account Value     Expenses Paid        Annualized
          ("Retail Shares")               Value 04/01/09             09/30/09         During the Period*   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,000.00               $3.26             0.65%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00               $1,021.81               $3.29              0.65%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 Advantage Government Liquidity Fund     Beginning Account     Ending Account Value      Expenses Paid       Annualized
         ("Advantage Shares")             Value 04/01/09             09/30/09         During the Period*   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,000.10               $3.11             0.62%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00               $1,021.96               $3.14             0.62%
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratios multiplied by the average account value over the period (April 1, 2009 through September 30, 2009), multiplied by 183/365 (to reflect the most recent fiscal half-year).
** Expenses are equal to the Portfolio's annualized expense ratios multiplied by the average account value over the period (May 5, 2009 through September 30, 2009), multiplied by 149/365.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

      Face                                                                            Maturity        Interest        Value
     Amount                                                                             Date            Rate         (Note 1)
     ------                                                                             ----            ----         --------
Asset Back Commercial Paper (4.12%)
------------------------------------------------------------------------------------------------------------------------------------
$     25,000,000  Straight-A-Funding LLC                                                12/08/09     0.23%     $  24,989,139
      30,444,000  Straight-A-Funding LLC                                                12/14/09     0.23         30,429,607
----------------                                                                                               -------------
      55,444,000  Total Asset Back Commercial Paper                                                               55,418,746
----------------                                                                                               -------------
Floating Rate Securities (12.42%)
------------------------------------------------------------------------------------------------------------------------------------
$     24,000,000  Bank of America LIBOR Floater
                  Guaranteed by FDIC                                                    02/05/10     0.42%     $  24,000,000
      25,000,000  Federal Agricultural Mortgage Corporation                             03/09/10     0.62         25,000,000
      40,000,000  Federal Agricultural Mortgage Corporation                             04/19/10     0.61         40,000,000
      25,000,000  Federal Home Loan Bank                                                02/19/10     0.75         25,000,000
      50,000,000  Federal Home Loan Bank                                                03/05/10     0.76         50,000,000
       2,810,117  Overseas Private Investment Corporation                               01/20/10     1.11          2,810,117
----------------                                                                                               -------------
     166,810,117  Total Floating Rate Securities                                                                 166,810,117
----------------                                                                                               -------------
Loan Participations (4.47%)
------------------------------------------------------------------------------------------------------------------------------------
$     25,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent        10/19/09     0.48%     $  25,000,000
      15,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent        11/16/09     0.36         15,000,000
      20,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent        12/03/09     0.35         20,000,000
----------------                                                                                               -------------
      60,000,000  Total Loan Participations                                                                       60,000,000
----------------                                                                                               -------------
Repurchase Agreements (37.21%)
------------------------------------------------------------------------------------------------------------------------------------
$    155,000,000  Bank of America Securities, LLC, purchased on 09/30/09, repurchase proceeds at maturity $155,000,172 (Collateralized by $161,648,176
                  GNMA, 4.00% to 5.00% due 12/15/38 to 09/15/39,
                  value $158,100,001)                                                   10/01/09     0.04%     $ 155,000,000
     130,000,000  Bank of New York Mellon, purchased on 09/30/09, repurchase proceeds at maturity $130,000,289 (Collateralized by $139,054,358, GNMA
                  4.00% to 7.00%, due 07/20/23 to 09/20/39, value $132,600,001)         10/01/09     0.08        130,000,000
     165,000,000  BNP Paribas, purchased on 09/30/09, repurchase proceeds at maturity $165,000,183 (Collateralized by $246,974,019, GNMA
                  4.50% to 5.50%, due 10/15/33 to 09/15/39, value $168,300,000)         10/01/09     0.04        165,000,000
      50,000,000  UBS Securities, LLC, purchased on 09/30/09, repurchase proceeds at maturity $50,000,056 (Collateralized by $60,103,000, RFIN
                  0.00%, due 01/15/10 to 04/15/29, value $51,001,764)                   10/01/09     0.04         50,000,000
----------------                                                                                               -------------
     500,000,000  Total Repurchase Agreements                                                                    500,000,000
----------------                                                                                               -------------
U.S. Government Agency Discount Notes (29.02%)
------------------------------------------------------------------------------------------------------------------------------------
$      4,305,000  Federal Agricultural Mortgage Corporation                             11/25/09     0.18%     $   4,303,816
      15,000,000  Federal Farm Credit Bank                                              04/23/10     0.02         14,998,157
      35,000,000  Federal Home Loan Bank                                                11/06/09     0.20         34,993,000
      35,000,000  Federal Home Loan Bank                                                11/13/09     0.30         34,987,458
      18,345,000  Federal Home Loan Bank                                                12/16/09     0.29         18,333,769
      12,871,000  Federal Home Loan Bank                                                12/23/09     0.30         12,862,098
      40,000,000  Federal Home Loan Bank                                                01/04/10     0.87         39,910,278
      50,000,000  Federal Home Loan Bank                                                01/22/10     0.58         50,000,000
       4,800,000  Federal Home Loan Bank                                                01/29/10     0.28          4,795,520
       6,233,000  Federal Home Loan Bank                                                02/03/10     0.32          6,226,074
      10,000,000  Federal Home Loan Bank                                                02/09/10     1.02          9,963,611
       6,350,000  Federal Home Loan Bank                                                02/23/10     0.32          6,341,816

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

      Face                                                                            Maturity        Interest        Value
     Amount                                                                             Date            Rate         (Note 1)
     ------                                                                             ----            ----         --------
U.S. Government Agency Discount Notes (continued)
------------------------------------------------------------------------------------------------------------------------------------
$      2,275,000  Federal Home Loan Bank                                                02/23/10     1.11%     $   2,274,442
      35,000,000  Federal Home Loan Bank                                                06/18/10     0.60         34,990,750
      80,000,000  Federal Home Loan Mortgage Corporation                                11/23/09     0.25         79,970,556
      10,000,000  Federal Home Loan Mortgage Corporation                                12/22/09     0.24          9,994,533
      25,000,000  Federal Home Loan Mortgage Corporation                                02/08/10     0.25         24,977,431
----------------                                                                                               -------------
     390,179,000  Total U.S. Government Agency Discount Notes                                                    389,923,309
----------------                                                                                               -------------
U.S. Government Agency Medium Term Notes (13.10%)
------------------------------------------------------------------------------------------------------------------------------------
$     14,460,000  Federal Agricultural Mortgage Corporation                             12/30/09     0.93%     $  14,462,504
      21,500,000  Federal Agricultural Mortgage Corporation                             04/14/10     0.41         21,568,172
      40,000,000  Federal Farm Credit Bank                                              11/06/09     1.70         40,000,000
      25,000,000  Federal Home Loan Bank                                                02/03/10     0.73         25,000,859
      20,000,000  Federal Home Loan Bank                                                02/26/10     1.10         19,993,188
      25,000,000  Federal Home Loan Bank                                                03/05/10     1.10         24,993,439
      10,000,000  Federal Home Loan Bank                                                03/11/10     1.10         10,000,000
      20,000,000  Federal Home Loan Bank                                                06/25/10     0.54         20,003,312
----------------                                                                                               -------------
     175,960,000  Total U.S. Government Agency Medium Term Notes                                                 176,021,474
----------------                                                                                              -------------
                  Total Investments (100.34%) (Cost $1,348,173,646+)                                           1,348,173,646
                  Liabilities in excess of cash and other assets (-0.34%)                                         (4,601,194)
                                                                                                              --------------
                  Net Assets (100.00%)                                                                        $1,343,572,452
                                                                                                              ==============

                  +   Aggregate cost for federal income tax purposes is identical.  All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
      FDIC     =   Federal Deposit Insurance Corporation
      GNMA     =   Government National Mortgage Association
      LIBOR    =   London Interbank Offered Rates
      RFIN     =   Resolution Funding Corporation Strip Interest

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

------------------------------------- --------------------------- -----------------------
       Securities Maturing in                   Value                 % of Portfolio
------------------------------------- --------------------------- -----------------------
Less than 30 Days                              $794,999,016                58.97%
31 through 60 Days                              193,254,830                14.33
61 through 90 Days                              116,609,145                 8.65
91 through 120 Days                              57,182,899                 4.24
121 through 180 Days                            109,565,521                 8.13
Over 180 Days                                    76,562,235                 5.68
------------------------------------- --------------------------- -----------------------
Total                                        $1,348,173,646               100.00%
------------------------------------- --------------------------- -----------------------

  The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      848,173,646
  Repurchase agreements.............................................................             500,000,000
  Accrued interest receivable.......................................................                 744,783
  Prepaid expenses..................................................................                 216,426
                                                                                          ------------------
         Total assets...............................................................           1,349,134,855
                                                                                          ------------------
LIABILITIES
  Payable to affiliates (Note 2)....................................................                 226,672
  Due to Custodian..................................................................               5,222,013
  Accrued expenses..................................................................                 102,399
  Dividends payable.................................................................                  11,319
                                                                                          ------------------
         Total liabilities..........................................................               5,562,403
                                                                                          ------------------
  Net assets........................................................................      $    1,343,572,452
                                                                                          ==================
SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................      $    1,343,651,879
  Accumulated net realized loss.....................................................                 (79,427)
                                                                                          ------------------
  Net assets........................................................................      $    1,343,572,452
                                                                                          ==================

Net asset value, per share (Note 5):
Class Name                                          Net Assets         Shares Outstanding         Net Asset Value

Institutional Shares........................       $124,056,056            124,066,950                 $1.00
Institutional Service Shares................           $372,842                372,875                 $1.00
Retail Shares...............................       $187,906,594            187,923,094                 $1.00
Advantage Shares............................     $1,031,236,960          1,031,327,515                 $1.00






























  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $        4,020,312
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               759,638
    Administration fee..............................................................               316,516
    Shareholder servicing fee (Institutional Service Shares)........................                   414
    Shareholder servicing fee (Retail Shares).......................................               242,615
    Shareholder servicing fee (Advantage Shares)....................................             1,240,632
    Distribution fee (Retail Shares)................................................               630,799
    Distribution fee (Advantage Shares).............................................             3,721,894
    Custodian expenses..............................................................                38,651
    Shareholder servicing and related shareholder expenses+.........................               110,651
    Legal, compliance and filing fees...............................................               137,764
    Audit and accounting............................................................               105,823
    Trustees' fees and expenses.....................................................                50,535
    Other...........................................................................               243,686
                                                                                        ------------------
    Total expenses..................................................................             7,599,618
                Less:   Fees waived (Note 2)........................................            (3,776,598)
                                                                                        ------------------
    Net expenses....................................................................             3,823,020
                                                                                        ------------------
    Net investment income...........................................................               197,292
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................                   -0-
                                                                                        ------------------
Increase in net assets from operations..............................................    $          197,292
                                                                                        ==================

+ Includes class specific transfer agency expenses of $7,914, $33, and $48,628 for the Institutional, Institutional Service and Retail Shares respectively.


























  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                       Six Months Ended                   Year
                                                                     September 30, 2009                  Ended
                                                                         (Unaudited)                March 31, 2009
                                                                          -----------               --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $       197,292             $      7,488,201
    Net realized gain (loss) on investments.......................                 -0-                      (12,623)
                                                                       ---------------             ----------------
    Increase in net assets from operations........................             197,292                    7,475,578
Dividends to shareholders from net investment income:
    Institutional Shares .........................................            (109,662)                        (130)
    Institutional Service Shares .................................                (266)                      (3,481)
    Retail Shares.................................................              (9,650)                  (1,081,041)
    Advantage Shares..............................................            (120,198)                  (6,403,549)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................            (239,776)                  (7,488,201)
                                                                       ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares..........................................         124,066,950                      (10,472)
    Institutional Service Shares..................................              89,932                      (52,528)
    Retail Shares.................................................         (21,002,093)                  49,649,851
    Advantage Shares..............................................          60,955,223                  307,936,811
                                                                       ---------------             ----------------
          Total capital share transactions........................         164,110,012                  357,523,662
                                                                       ---------------             ----------------
    Total increase ...............................................         164,067,528                  357,511,039
Net assets:
    Beginning of period...........................................       1,179,504,924                  821,993,885
                                                                       ---------------             ----------------
     End of period................................................     $ 1,343,572,452             $  1,179,504,924
                                                                       ===============             ================
Undistributed net investment income...............................     $           -0-             $         42,484
                                                                       ===============             ================


























  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS


================================================================================

                                                   For the Period      For the Period                    Commencement of Operations
                                                 May 5, 2009 through April 1, 2008 through  Year Ended     October 30, 2006 through
                                                 September 30, 2009   December 11, 2008    March 31, 2008        March 31, 2007
Institutional shares                                 (Unaudited)      -----------------    --------------       ---------------
--------------------                                  ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........         $  1.00             $  1.00          $  1.00               $  1.00
                                                        --------            --------        ----------             --------
Income from investment operations:
Net investment income..........................            0.001               0.012            0.045                0.009
Net realized and unrealized gain (loss) on investments      --                (0.000)          (0.000)               0.000
                                                        --------            --------        ----------            --------
Total from investment operations...............            0.001               0.012            0.045                0.009
Less distributions from:
  Dividends from net investment income.........           (0.001)             (0.012)          (0.045)              (0.009)
  Net realized gains on investments............             --                  --               --                   --
                                                        --------            --------        ----------             --------
Total distributions............................           (0.001)             (0.012)          (0.045)              (0.009)
                                                        --------            --------        ----------             --------
Net asset value, end of period.................         $  1.00             $  1.00         $   1.00               $ 1.00
                                                        ========            ========        ==========             ========
Total Return...................................            0.13%(a)            1.24%(a)         4.54 %               0.88%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............         $124,056            $   -0-         $     10               $   10
Ratios to average net assets:
  Expenses (net of fees waived)................            0.25%(b)            0.25%(b)         0.21%                0.20%(b)
  Net investment income........................            0.28%(b)            1.76%(b)         4.44%                5.10%(b)
  Management and administration fees waived....            0.04%(b)            0.05%(b)         0.09%                0.16%(b)

                                                      Six Months Ended                                  Commencement of Operations
                                                     September 30, 2009      Years Ended March 31,       March 19, 2007 through
                                                                             --------------------
Institutional Service shares                             (Unaudited)          2009         2008              March 31, 2007
----------------------------                              ---------           ----         ----              --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........         $  1.00             $  1.00      $  1.00               $  1.00
                                                        --------            --------     --------              --------
Income from investment operations:
  Net investment income........................            0.001               0.012        0.042                 0.002
  Net realized and unrealized gain(loss) on investments     --                (0.000)      (0.000)                0.000
                                                        --------            --------     --------              --------
Total from investment operations...............            0.001               0.012        0.042                 0.002
Less distributions from:
  Dividends from net investment income.........           (0.001)             (0.012)      (0.042)               (0.002)
  Net realized gains on investments............             --                  --           --                    --
                                                        --------            --------     --------              --------
Total distributions............................           (0.001)             (0.012)      (0.042)               (0.002)
                                                        --------            --------     --------              --------
Net asset value, end of period.................         $  1.00             $  1.00      $  1.00               $  1.00
                                                        ========            ========     ========              ========
Total Return...................................            0.08%(a)            1.23%        4.31%                 0.17%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............         $   373             $   283      $   336                $   10
Ratios to average net assets:
  Expenses (net of fees waived)................           0.48%(b)             0.47%        0.45%                 0.45%(b)
  Net investment income........................           0.16%(b)             1.35%        3.82%                 4.85%(b)
  Management and administration fees waived....           0.04%(b)             0.05%        0.09%                 0.16%(b)
  Shareholder servicing fees waived............           0.02%(b)              --           --                    --

  (a)Unannualized
  (b)Annualized

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


                                                   Six Months Ended                                 Commencement of Operations
                                                  September 30, 2009       Years Ended March 31,     December 12, 2006 through
                                                                           --------------------
Retail shares                                        (Unaudited)           2009         2008             March 31, 2007
--------------                                         ---------           ----         ----             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........         $  1.00            $  1.00      $  1.00               $  1.00
                                                        --------           ---------    ---------             ----------
Income from investment operations:
  Net investment income........................            0.000              0.007        0.037                 0.013
  Net realized and unrealized gain(loss) on investments     --               (0.000)      (0.000)                0.000
                                                        --------           --------     --------              --------
Total from investment operations...............            0.000              0.007        0.037                 0.013
Less distributions from:
  Dividends from net investment income.........           (0.000)            (0.007)      (0.037)               (0.013)
  Net realized gains on investments............             --                 --           --                  (0.000)
                                                        --------           ---------    ---------             ---------
Total distributions............................           (0.000)            (0.007)      (0.037)               (0.013)
                                                        --------           ---------    ---------             ---------
Net asset value, end of period.................         $  1.00            $  1.00      $  1.00               $  1.00
                                                        ========           =========    =========             =========
Total Return...................................            0.00%(a)           0.71%        3.73%                 1.30%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............         $187,906           $208,912     $159,269              $ 57,051
Ratios to average net assets:
  Expenses (net of fees waived)................           0.65%(b)            0.99%        1.00%                 1.00%(b)
  Net investment income........................           0.00%(b)            0.60%        3.38%                 4.29%(b)
  Management and administration fees waived....           0.04%(b)            0.05%        0.09%                 0.16%(b)
  Shareholder servicing and distribution fees waived      0.53%(b)            0.17%        0.13%                 0.10%(b)
  Transfer Agency Account fees waived..........            --                  --           --                   0.03%(b)

                                                        Six Months Ended                                 Commencement of Operations
                                                      September 30, 2009       Years Ended March 31,      November 2, 2006 through
                                                                               --------------------
Advantage shares                                          (Unaudited)          2009         2008             March 31, 2007
---------------                                            ---------           ----         ----            ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........           $    1.00         $   1.00      $  1.00               $  1.00
                                                          -----------       ---------    ---------             ---------
Income from investment operations:
  Net investment income........................                0.000            0.007        0.036                 0.018
  Net realized and unrealized gain(loss) on investments         --             (0.000)      (0.000)                0.000
                                                          -----------       ----------    ---------             ---------
Total from investment operations...............                0.000            0.007        0.036                 0.018
Less distributions from:
  Dividends from net investment income.........               (0.000)          (0.007)      (0.036)               (0.018)
  Net realized gains on investments                             --               --           --                  (0.000)
                                                          -----------       ----------    ---------             ---------
Total distributions............................               (0.000)          (0.007)      (0.036)               (0.018)
                                                          -----------       ----------    ---------             ---------
Net asset value, end of period.................           $    1.00         $   1.00      $  1.00               $  1.00
                                                          ===========       ==========    =========             =========
Total Return...................................                0.01%(a)         0.70%        3.71%                 1.77%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............           $1,031,237        $ 970,310     $662,379              $193,827
Ratios to average net assets:
  Expenses (net of fees waived)................                0.62%(b)         0.99%        1.02%                 1.02%(b)
  Net investment income........................                0.02%(b)         0.66%        3.37%                 4.26%(b)
  Management and administration fees waived....                0.04%(b)         0.05%        0.09%                 0.16%(b)
  Shareholder servicing and distribution fees waived           0.61%(b)         0.21%        0.16%                 0.16%(b)

  (a)Unannualized
  (b)Annualized

  The accompanying notes are an integral part of these financial statements.

                 [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.
ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------
       Institutional Class Shares          Beginning Account    Ending Account Value    Expenses Paid        Annualized
        ("Institutional Shares")            Value 04/01/09            09/30/09         During the Period*  Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00             $1,003.00              $1.26             0.25%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000.00             $1,023.82              $1.27             0.25%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
   Institutional Service Class Shares      Beginning Account    Ending Account Value    Expenses Paid        Annualized
    ("Institutional Service Shares")        Value 04/01/09            09/30/09         During the Period*  Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,001.80              $2.51             0.50%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)     $1,000.00              $1,022.56              $2.54             0.50%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Short Term Income Shares Class Shares     Beginning Account    Ending Account Value     Expenses Paid       Annualized
      ("Short Term Income Shares")          Value 04/01/09            09/30/09         During the Period*  Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,000.60              $3.71             0.74%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)     $1,000.00              $1,021.36              $3.75             0.74%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
          Retail Class Shares              Beginning Account    Ending Account Value     Expenses Paid       Annualized
            ("Retail Shares")               Value 04/01/09            09/30/09         During the Period*  Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,000.40              $3.86             0.77%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)     $1,000.00              $1,021.21              $3.90             0.77%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
EXPENSE CHART (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

---------------------------------------------------------------------------------------------------------------------------

   Advantage Municipal Liquidity Fund      Beginning Account    Ending Account Value    Expenses Paid       Annualized
          ("Advantage Shares")              Value 04/01/09            09/30/09         During the Period*  Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,000.50              $3.76             0.75%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before  expenses)    $1,000.00              $1,021.31              $3.80             0.75%
---------------------------------------------------------------------------------------------------------------------------

*   Expenses are equal to the Portfolio's annualized expense ratios multiplied by the average account value over the period (April
    1, 2009 through September 30, 2009), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Put Bonds (2) (1.71%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Northside Independent School District, TX
              Building Bonds Series 2007A (4)
              LOC Texas Permanent School Fund                                   06/01/10     1.20%  $  5,000,000
   2,510,000  Puerto Rico Industrial, Medical & Environmental
              Pollution Control Facilities Financing Authority
              (Abbott Laboratories Project) - Series 1983A                      03/01/10     2.00      2,510,000     P-1     A-1+
------------                                                                                        ------------
   7,510,000  Total Put Bonds                                                                          7,510,000
------------                                                                                        ------------
Tax Exempt Commercial Paper (6.64%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,700,000  City of San Antonio, TX Water System - Series A                   11/10/09     0.35%  $  3,700,000     P-1     A-1+
   4,950,000  Harris County, TX - Series C                                      12/14/09     0.35      4,950,000     P-1     A-1+
   2,500,000  Hillsborough County, FL Aviation Authority Airport Facilities - Series B
              LOC Landesbank Baden-Wurtemburg                                   10/08/09     0.55      2,500,000     P-1
   8,000,000  New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3)
              LOC BNP Paribas                                                   10/07/09     0.30      8,000,000   VMIG-1    A-1+
   5,000,000  Pendleton County, KY Municipal Multi-County Lease RB
              (Kentucky Association of Counties Leasing Trust Program)
              LOC JPMorgan Chase Bank, N.A.                                     10/05/09     0.30      5,000,000     P-1     A-1+
   5,000,000  University of Michigan, MI                                        12/02/09     0.30      5,000,000     P-1     A-1+
------------                                                                                        ------------
  29,150,000  Total Tax Exempt Commercial Paper                                                       29,150,000
------------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (13.24%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  City School District of the City of Canadaigua, Ontario County,
              NY BAN Series 2009 (4)                                            06/30/10     1.15%  $  2,520,289
   2,385,000  Concord Metropolitan District, Douglas County, CO
              GO Refunding & Improvement Bonds - Series 2004
              LOC Wells Fargo Bank, N.A.                                        12/01/09     2.00      2,385,000             A-1+
   2,000,000  Cooperstown Central School District, Otsego County, NY BAN (4)    06/30/10     1.30      2,010,295
   5,800,000  Enlarged City School District of the City of Watertown,
              Jefferson County, NY BAN (4)                                      09/17/10     1.00      5,827,609
   1,390,000  Fairfield County Airport Improvement, OH  BAN  (3) (4)            01/20/10     2.40      1,392,887
   1,750,000  Glendale-River Hills School District, WI TRAN (4)                 08/17/10     1.14      1,755,458
   2,386,482  Guilderland Central School District, AL (4)
              GO BAN for Vehicles  - 2009                                       07/22/10     1.10      2,403,590
   4,000,000  Kettle Moraine School District, WI TRAN 2009 (4)                  02/01/10     1.11      4,011,964
   5,700,000  Mattituck - Cutchogue Union Free School District, Suffolk County,
              NY TAN, 2009 (4)                                                  06/25/10     1.00      5,730,989
   2,400,000  Mequon - Thiensville School District, WI TRAN (4)                 09/03/10     1.04      2,410,068
   7,200,000  Middleton-Cross Plains Area School District, (4)
              Dane County, WI TRAN                                              09/17/10     0.99      7,234,899
   1,500,000  School District of Altoona, WI TRAN (4)                           10/30/09     4.00      1,500,114
   5,400,000  School District of Grafton, WI TRAN (4)                           10/14/09     2.70      5,400,560
   1,000,000  School District of Green Lake, WI TRAN  (4)                       10/02/09     3.00      1,000,007


  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Tax Exempt General Obligation Notes & Bonds (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,500,000  School District of Kewaskum, WI TRAN (4)                          08/30/10     1.17%  $  3,518,354
   1,775,000  School District of New Lisbon, WI TRAN (4)                        10/15/09     2.29      1,775,073
   3,000,000  School District of Three Lakes, WI TRAN (4)                       08/20/10     1.28      3,018,901
     700,000  School District of Williams Bay, WI TRAN (4)                      08/27/10     1.50        701,865
   3,500,000  Waunakee Community School, WI TRAN  (4)                           10/19/09     4.00      3,500,415
------------                                                                                        ------------
  57,886,482  Total Tax Exempt General Obligation Notes & Bonds                                       58,098,337
------------                                                                                        ------------
Variable Rate Demand Instruments (77.35%) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  1,955,000  Adams County, PA IDA IDRB (Say Plastics, Inc. Project)
              - Series 2007A
              LOC Wachovia Bank, N.A.                                           08/01/32     0.69%  $  1,955,000     P-1     A-1+
   6,200,000  BB & T Municipal Trust Floater Certificates - Series 5000 DLL
              LOC Rabobank Nederland                                            10/01/28     0.49      6,200,000   VMIG-1
     475,000  Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series 2006B
              LOC Royal Bank of Scotland, N.A.                                  12/01/41     0.30        475,000   VMIG-1    A-1+
     250,000  Brevard County, FL Industrial Development Refunding RB
              (Pivotal Utility Holdings, Inc. Project) - Series 2005 (3)
              LOC Wells Fargo Bank, N.A.                                        10/01/24     0.44        250,000   VMIG-1
     750,000  Broward County, FL HFA
              (Sailboat Bend Artist Lofts Project) - Series 2006  (3)
              LOC Citibank, N.A.                                                04/15/38     0.40        750,000             A-1+
   1,860,000  Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB
              (Delta Equine Center LLC Project) - Series 2007 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/32     0.34      1,860,000
   4,155,000  Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine
              Neches, TX HFC Single Family Mortgage RB Series 2006 (3)
              Guaranteed by Government National Mortgage Association/ Federal National
              Mortgage Association/Federal Home Loan Mortgage Corporation       12/01/39     0.44       4,155,000  VMIG-1
   2,315,000  Citigroup Global Markets ROCs Trust II-R  Series 12288, FL
              (Florida Full Faith & Credit Board of Education Public Education Capital
              Outlay Bonds - Series 2003B)                                      06/01/33     0.36      2,315,000             A-1+
     500,000  Citigroup Global Markets ROCs Trust II-R  Series 402
              Connecticut State HFA (Housing Mortgage Finance Program) (3)
              2003 - Series E-2                                                 11/15/10     0.44        500,000   VMIG-1
   3,720,000  City of Bardstown, KY Industrial Building RB  (3) (4)
              LOC US Bank, N.A.                                                 10/01/19     0.42      3,720,000
     400,000  City of Cohasset, MN RB
              (Minnesota Power & Light Company Project) - Series 1997A
              LOC LaSalle National Bank, N.A.                                   06/01/20     0.37        400,000             A-1+
   1,500,000  City of Galesburg, IL RB
              (Knox College Project) - Series 1999
              LOC LaSalle National Bank, N.A.                                   07/01/24     0.35      1,500,000             A-1+


  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Variable Rate Demand Instruments (5) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,135,000  City of Milwaukee, WI IDRB
              (Midwest Express Airlines, Inc. Project) - Series 1998 (3) (4)
              LOC US Bank, N.A.                                                 08/01/30     0.81%  $  5,135,000
   6,875,000  City of New York GO Fiscal 1995 F-3
              LOC JPMorgan Chase Bank, N.A.                                     02/15/13     0.32      6,875,000   VMIG-1    A-1+
   3,000,000  City of Stockton, CA
              (Dameron Hospital Association) - Series 2002
              LOC Citibank, N.A.                                                12/01/32     0.35      3,000,000   VMIG-1
   2,400,000  City of Valdez, AK Marine Terminal Revenue Refunding Bonds
              (BP Pipelines (Alaska) Inc. Project) - Series  2001
              LOC BP Amoco PLC                                                  07/01/37     0.24      2,400,000   VMIG-1    A-1+
     650,000  City of Valdez, AK Marine Terminal Revenue Refunding Bonds
              (BP Pipelines (Alaska) Inc. Project) - Series  2003C
              LOC BP Amoco PLC                                                  07/01/37     0.28        650,000   VMIG-1    A-1+
   3,690,000  Colorado HFA Multifamily Housing RRB
              (Coventry Village Project) - 1996 Series B
              Collaterized by Federal National Mortgage Association             10/15/16     0.25      3,690,000             A-1+
   2,375,000  Colorado HFA Multifamily Housing RRB
              (Diamondhead Project) - 1996 Series I
              Collaterized by Federal National Mortgage Association             10/15/16     0.25      2,375,000             A-1+
   3,000,000  Colorado HFA Solid Waste Disposal RB
              (Waste Management, Inc. Project) - Series 2003 (3)
              LOC Wachovia Bank, N.A.                                           08/01/38     0.45      3,000,000             A-1+
   4,640,000  Community Development Authority of the
              City of South Milwaukee, WI MHRB
              (Marquette Manor, LLC Project) Series - 2001 (3) (4)
              LOC PNC Bank, N.A                                                 01/01/31     1.08      4,640,000
   5,260,000  Community Development Authority of the Village of
              Brown Deer, WI MHRB
              (Brown Deer Senior Housing, LLC Project) - Series 1999 (3) (4)
              LOC PNC Bank, N.A                                                 10/01/34     1.08      5,260,000
   2,000,000  Connecticut Development Authority RB
              (Pierce Memorial Baptist Home, Inc. Project -1999 Refunding Series)
              LOC LaSalle National Bank, N.A.                                   10/01/28     0.22      2,000,000             A-1+
     700,000  Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (Rand - Whitney Containerboard Limited)
              (Partnership Project) - Series 1993 (3)
              LOC Bank of Montreal                                              08/01/23     0.30        700,000   VMIG-1    A-1+
   2,500,000  Connecticut State HEFA RB (The Hotchkiss School) - Series A       07/01/30     0.40      2,500,000   VMIG-1     A-1+
   1,645,000  County of Prince William, VA IDA IDRB
              (Mediatech, Inc. Project) - Series 2007 (3)
              LOC Branch Banking And Trust Company                              11/01/32     0.44      1,645,000   VMIG-1
   6,000,000  County of Warren, OH Health Care Facilities Improvement RB
              (Otterbein Homes Projects) - Series 1998B
              LOC U.S. Bank, N.A.                                               07/01/23     0.32      6,000,000             A-1+

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Variable Rate Demand Instruments (5) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating
              to the IDA of the City of Chandler, AZ IDRB, Series 2007
              (Intel Corporation Project) (3) (4)
              LOC Deutsche Bank, A.G.                                           12/01/37     0.38%  $  5,000,000
   1,900,000  Development Authority of Carroll County, GA RB
              (Royal Metal Products, Inc Project) - Series 2007 (3)
              LOC Branch Bank & Trust Company                                   01/01/27     0.44      1,900,000   VMIG-1
  11,030,000  Development Authority of Columbus, GA MHRB
              (Avalon Apartments Projects) - Series 2008 (3)
              Guaranteed by Federal National Mortgage Association               10/15/40     0.49     11,030,000             A-1+
   3,600,000  Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002 (3)
              LOC Wells Fargo Bank, N.A.                                        12/01/18     0.50      3,600,000             A-1+
   1,380,000  Dutchess County, NY Industrial Development Agency
              (Marist College Civic Facility) - Series 1998A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/28     0.25      1,380,000             A-1+
   2,100,000  Duval County HFA Mutlifamily Housing Mortgage RB
              (Camri Green Apartments) - Series 2003 (3)
              Guaranteed by Federal National Mortgage Association               11/15/36     0.45      2,100,000             A-1+
   9,970,000  Federal Home Loan Mortgage Corporation Class A
              Multi-family Certificates, Series M015 (3)
              Guaranteed by Federal Home Loan Mortgage Corporation              05/15/46     0.45      9,970,000             A-1+
   1,750,000  Florida HFA MHRB
              (Springs Colony Project) - Series 1985 FF
              Collaterized by Federal National Mortgage Association             09/15/26     0.25      1,750,000             A-1+
   1,000,000  Fulton County, KY Industrial Building RB
              (The Burke-Parsons-Bowlby Corporation Project) - Series 2006 (3)
              LOC Branch Banking And Trust Company                              07/01/26     0.54      1,000,000     P-1     A-1+
   3,020,000  Gulf Coast IDA Marine Terminal RB (3)
              (Amoco Oil Company Project) - Series 1993                         04/01/28     0.33      3,020,000   VMIG-1    A-1+
   7,400,000  Housing Authority of Cobb County, GA MHRB
              (Highland Ridge Apartments Project) - Series 2008
              Guaranteed by Federal Home Loan Mortgage Corporation              07/01/41     0.37      7,400,000             A-1+
     900,000  Hurley, NM  PCRB
              (Kennecott, Santa Fe)
              LOC BP Amoco PLC                                                  12/01/15     0.28        900,000     P-1     A-1+
   3,000,000  Illinois Development Finance Authority MHRB
              (Butterfield Creek Associates Project) - Series 1999 (3)
              LOC LaSalle National Bank, N.A.                                   04/01/39     0.80      3,000,000             A-1
   1,950,000  Illinois Finance Authority RB
              (Riverside Health System) - Series 2004
              LOC JPMorgan Chase Bank, N.A.                                     11/15/29     0.30      1,950,000   VMIG-1    A-1+
   3,700,000  Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust                                                04/01/35     0.35      3,700,000             A-1+


  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Variable Rate Demand Instruments (5) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,700,000  Iredell County, NC Industrial Facilities and PCFA
              (Riley Technologies Project) - Series 2006 (3) (4)
              LOC Branch Banking And Trust Company                              11/01/31     0.54%  $  2,700,000
   1,260,000  Jeffersontown, KY (Kentucky League of Cities
              Funding Trust Lease Program RB) - Series 2000
              LOC US Bank, N.A.                                                 03/01/30     0.31      1,260,000   VMIG-1
   4,725,000  JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054
              (Relating to the City of Chicago MHRB
              (Drexel Preservation Project))- Series 2007 (3)
              Guaranteed by Federal Housing Authority/Government National
              Mortgage Association                                              12/20/39     0.65      4,725,000   VMIG-1
   1,700,000  King George County, VA IDA
              (Birchwood Power Partners, L.P. Project) - -Series 1995 (3)
              LOC Bank of Nova Scotia                                           11/01/25     0.38      1,700,000             A-1+
   2,400,000  La Porte County, IN EDRB (Universal Forest Products Indiana
              Limited Partnership Project) - Series 2000 (3)
              LOC Bank of America, N.A.                                         11/01/20     0.69      2,400,000     P-1     A-1+
     600,000  Loudoun County, VA IDA RB
              (Howard Hughes Medical Institute Issue) - Series 2003C            02/15/38     0.21        600,000   VMIG-1    A-1+
     406,000  Marion County, FL IDA MHRB
              (Chambrel at Pinecastle Project) - Series 2002 (3)
              Guaranteed by Federal National Mortgage Association               11/15/32     0.37        406,000             A-1+
     500,000  Metropolitan Transportation Authority, Transportation Revenue
              Variable Rate Bonds, Series 2005G-2
              LOC BNP Paribas                                                   11/01/26     0.33        500,000   VMIG-1    A-1+
   3,680,000  Miami-Dade County IDA IDRB
              (Airbus Service Company, Inc. Project) - Series 1998A (3)
              LOC Calyon                                                        04/01/30     0.48      3,680,000             A-1+
   4,785,000  Michigan Strategic Fund Limited Obligation RB
              (Halsbeck Pickle Company Project) - Series 2007
              LOC Federal Home Loan Bank                                        03/01/37     0.40      4,785,000   VMIG-1
     480,000  Mississippi Home Corporation Single Family Mortgage RB
              Wachovia Merlots Trust Series 2000YYY (3)
              Guaranteed by Government National Mortgage Association            12/01/31     1.03        480,000   VMIG-1
   1,200,000  M-S-R Public Power Agency, CA
              (San Juan Project Subordinate Lien RB) - Series 2008M
              LOC Dexia CLF                                                     07/01/22     0.27      1,200,000             A-1
   3,450,000  Nevada Housing Division MHRB (Golden Apartment) - Series 2007 (3)
              LOC Federal Home Loan Mortgage Corporation                        10/01/37     0.80      3,450,000             A-1+
   5,545,000  Nevada Housing Division Multi-Unit Housing RB
              (Help Owens 2 Apartments) - Series 2007 (3)
              LOC Citibank, N.A.                                                10/01/42     0.60      5,545,000             A-1+
   2,075,000  Nevada Housing Division Multi-Unit Housing RB
              (Maryland Villas Project) - Series 1997A (3)
              LOC Federal Home Loan Bank                                        10/01/30     0.65      2,075,000             A-1+



  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Variable Rate Demand Instruments (5) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  7,500,000  New Jersey EDA Gas Facities Refunding RB (3)
              (Pivotal Utility Holdings, Inc. Project) - Series 2007
              LOC Wells Fargo Bank, N.A.                                        06/01/32     0.23%  $  7,500,000   VMIG-1
   4,500,000  New Jersey EDA Pollution Control Revenue Refunding Bonds
              (Exxon Projects) Series - 1989                                    04/01/22     0.13      4,500,000     P-1     A-1+
     100,000  New Jersey EDA RB (Applewood Estates Project) - Series 2005B
              LOC TD Banknorth, N.A.                                            10/01/35     0.35        100,000   VMIG-1    A-1+
   3,600,000  New Jersey EDA RB
              (Stolthaven Perth Amboy Inc. Project) - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     0.24      3,600,000     P-1     A-1+
   3,350,000  New Jersey EDA School Facilities Construction Bonds
              2006  Series R - Sub-Series - R1
              LOC Lloyds TSB Bank/ Bank of Nova Scotia                          09/01/31     0.33      3,350,000   VMIG-1    A-1+
   1,000,000  New Jersey Health Care Facilites Financing Authority RB
              (AHS Hospital Corp. Issue) - Series 2008B
              LOC Bank of America, N.A.                                         07/01/36     0.30      1,000,000   VMIG-1    A-1+
   4,050,000  New Jersey Health Care Facilites Financing Authority RB
              (Meridian Health System Obligated Group Issue) - Series 2003B
              LOC JPMorgan Chase, N.A.                                          07/01/33     0.30      4,050,000   VMIG-1    A-1+
     700,000  New Jersey Health Care Facilites Financing Authority RB
              (Saint Barnabas Health Care System Issue) - Series 2001A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/31     0.24        700,000   VMIG-1    A-1+
   3,500,000  New York City HDC Mulit-Family Rental Housing RB
              (100 Jane Street Development) - Series A (3)
              Guaranteed by Federal National Mortgage Association               09/15/28     0.30      3,500,000             A-1+
   3,000,000  New York Housing Finance Agency RB
              (20 River Terrace Housing) - Series A
              LOC Federal National Mortgage Association                         05/15/34     0.23      3,000,000   VMIG-1
  12,000,000  New York Local Government Assistance Corporation
              (A Public Benefit Corporation of the State of New York)
              - Series 1995B
              LOC Bank of Nova Scotia                                           04/01/25     0.30     12,000,000   VMIG-1    A-1+
   3,100,000  New York Local Government Assistance Corporation
              (A Public Benefit Corporation of the State of New York)
              - Series 1995D
              LOC Societe Generale                                              04/01/25     0.23      3,100,000   VMIG-1    A-1+
   4,000,000  New York Local Government Assistance Corporation
              (A Public Benefit Corporation of the State of New York) - Series G
              LOC Bank of Nova Scotia                                           04/01/25     0.24      4,000,000   VMIG-1    A-1
     400,000  New York State Energy Research and Development Authority
              Facilities RB (Consolidated Edison Company of New York, Inc.
              Project) - Subseries 2004C-3 (3)
              LOC Citibank, N.A.                                                11/01/39     0.34        400,000   VMIG-1    A-1+
   4,600,000  Ohio Water Development Authority, State of Ohio PCRB
              (FirstEnergy Nuclear Generation Corp. Project) - Series 2008A (3)
              LOC Bank of Nova Scotia                                           11/01/33     0.40      4,600,000             A-1+

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Variable Rate Demand Instruments (5) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$    100,000  Orange County, FL  Educational Facilties Authority RB
              (Rollins College Project) - Series 2001
              LOC Bank of America, N.A.                                         05/01/31     0.30%  $    100,000   VMIG-1
   1,000,000  Orange County, FL HFA MHRB
              (Post Fountains at Lee Vista Project) - Series 1997E
              Collateralized by Federal National Mortgage Association           06/01/25     0.30      1,000,000             A-1+
   1,200,000  Orange County, FL HFA MHRB
              (Windsor Pines Project) - Series 2000E (3)
              LOC Bank of America, N.A.                                         03/01/35     0.40      1,200,000   VMIG-1
     500,000  Parish of Plaquemines, LA Environmental RB
              (BP Exploration & Oil Inc. Project - The British Petroleum Company
              p.l.c, Guarantor) - Series 1994 (3)
              LOC BP Amoco PLC                                                  10/01/24     0.33        500,000     P-1     A-1+
   2,400,000  Pennsylvania EDFA EDRB 2005 Series B-2
              (Joseph R & Nancy L DelSignore Project) (3)
              LOC PNC Bank, N.A.                                                08/01/30     0.46      2,400,000     P-1     A-1+
   1,200,000  Pennsylvania EDFA EDRB 2005 Series B-3
              (North America Communications, Inc. Project) (3)
              LOC PNC Bank, N.A.                                                08/01/12     0.46      1,200,000     P-1     A-1+
   2,000,000  Pennsylvania EDFA (National Railroad Passenger Corporation
              Amtrak Project) - Series B of 2001 (3)
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41     0.45      2,000,000   VMIG-1    A-1+
     100,000  Philadelphia Authority for IDRB
              (Girard Estate Aramark Tower Acquisition Project) - Series 2002
              LOC JPMorgan Chase Bank, N.A.                                     06/01/32     0.40        100,000             A-1+
   2,500,000  Port Authority of New York and New Jersey Versatile
              Structure Obligation - Series 3                                   06/01/20     0.32      2,500,000   VMIG-1    A-1+
   1,975,000  Port Bellingham, WA IDC Environmental Facilities Industrial RB
              (BP West Coast Products LLC Project) - Series 2003 (3)            03/01/38     0.33      1,975,000   VMIG-1    A-1+
     875,000  Redevelopment Authority of the City of Milwaukee, WI RB
              (Palmolive Building Project) - Series A (3) (4)
              LOC PNC Bank, N.A                                                 12/01/16     1.08        875,000
   3,500,000  Riesel, TX IDC Solid Waste Disposal RB
              (Sandy Creek Energy Associates, LP Project) - Series 2007 (3)
              LOC Credit Suisse                                                 10/01/42     0.41      3,500,000             A-1+
   1,600,000  Rockingham County, NC Industrial Facilites and PCFA IDRB
              (Eden Custom Processing, LLC Project) Series 2004 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/17     0.44      1,600,000
   1,650,000  Rockingham County , NC Industrial Facilites and PCFA IDRB
              (Whiteridge Plastics, LLC Project) - Series 2003 (3) (4)
              LOC Branch Banking And Trust Company                              03/01/15     0.44      1,650,000
     700,000  Sampson County, NC Industrial Facilities and PCFA IRB
              (DuBose Strapping, Inc. Project) Series 2001 (3) (4)
              LOC JPMorgan Chase Bank, N.A.                                     01/01/12     0.44        700,000


  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Variable Rate Demand Instruments (5) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,600,000  Sampson County, NC Industrial Facilities and PCFA IRB
              (DuBose Strapping, Inc. Project) Series 2003 (3) (4)
              LOC JPMorgan Chase Bank, N.A.                                     01/01/14     0.44%  $  1,600,000
   3,665,000  South Carolina Jobs EDA EDRB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002 (3)
              LOC Branch Banking And Trust Company                              04/01/17     0.44      3,665,000   VMIG-1
   9,000,000  State of California Department of Water Resources
              Power Supply RB - Series 2002B-2
              LOC Bayerishce Landesbank/ Westeutsche Landesbank                 05/01/22     0.28      9,000,000   VMIG-1    A-1+
   3,070,000  State of Connecticut HEFA
              (Dandbury Hospital Issue) - Series J
              LOC Wachovia Bank, N.A.                                           07/01/36     0.31      3,070,000             A-1+
   1,900,000  State of Connecticut HEFA RB
              (Gaylord Hospital Issue) - Series B
              LOC Bank of America, N.A.                                         07/01/37     0.32      1,900,000             A-1+
     300,000  State of Connecticut HEFA RB
              (Greater Hartford YMCA Issue) - Series B
              LOC Bank of America, N.A.                                         07/01/38     0.25        300,000   VMIG-1
     600,000  State of Connecticut HEFA RB
              (Hospital of Saint Raphael Issue) - Series M
              LOC KBC Bank, N.A.                                                07/01/24     0.33        600,000   VMIG-1    A-1
   1,700,000  State of Connecticut HEFA RB
              (Klingberg Family Centers Issue) - Series A
              LOC Allied Irish Bank                                             07/01/32     0.32      1,700,000             A-1
   1,875,000  State of Connecticut HEFA RB
              (Mansfield Center for Nursing and Rehabilitation Issue) - Series B
              LOC Bank of America, N.A.                                         07/01/22     0.32      1,875,000             A-1+
   1,805,000  State of Connecticut HEFA RB
              (Mulberry Gardens Issue) - Series E
              LOC Bank of America, N.A                                          07/01/36     0.32      1,805,000             A-1+.
   3,000,000  State of Connecticut HEFA RB
              (Yale-New Haven Hospital Issue) - Series K-1
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     0.30      3,000,000   VMIG-1    A-1+
   8,400,000  State of Connecticut HEFA RB
              (Yale-New Haven Hospital Issue) - Series K-2
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     0.23      8,400,000   VMIG-1    A-1+
   2,000,000  State of Connecticut HEFA RB
              (Yale-New Haven Hospital Issue) - Series L-1
              LOC Bank of America, N.A.                                         07/01/36     0.30      2,000,000   VMIG-1    A-1+
   2,000,000  State of Connecticut HEFA RB
              (Yale University Issue) - Series U-1                              07/01/33     0.25      2,000,000   VMIG-1    A-1+
   5,500,000  State of Connecticut HEFA RB
              (Yale University Issue) - Series U-1& U-2                         07/01/33     0.23      5,500,000   VMIG-1    A-1+
   2,000,000  State of Connecticut HEFA RB
              (Yale University Issue) - Series V-1                              07/01/36     0.23      2,000,000   VMIG-1    A-1+

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Variable Rate Demand Instruments (5) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$    800,000  Suffolk, VA Redevelopment and Housing Authority MHRB
              (Oak Springs Apartments, LLC Project) - Series 1999
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     0.36%  $    800,000   VMIG-1
   1,000,000  The City of New York Fiscal 2004 Series A-3
              LOC BNP Paribas                                                   08/01/31     0.23      1,000,000   VMIG-1    A-1+
     300,000  The City of New York Fiscal 2004 Series H-7
              LOC KBC Bank, N.A.                                                03/01/34     0.28        300,000   VMIG-1    A-1
   8,640,000  The Economic Development Corporation of the City of Lapeer
              Development RB,
              (H & H Tool, Inc. Project) - Series 2007
              Guaranteed by Federal Home Loan Bank                              01/01/37     0.40      8,640,000   VMIG-1
   6,900,000  The Industrial Development Board of the City of Mobile, AL RB
              (Alabama Power Company Barry Plant Project) Series 2001-B (3)     09/01/31     0.36      6,900,000   VMIG-1
   4,950,000  The Industrial Development Board of the City of Montgomery Pollution
              Control and Solid Waste Disposal Revenue Refunding Bonds
              (General Electric Company Project) - Series 2005
              LOC General Electric Company                                      05/01/21     0.27      4,950,000   VMIG-1    A-1+
   4,800,000  University of North Carolina at Chapel Hill Foundation, Inc.
              COPs - Series 1989
              LOC Bank of America, N.A.                                         10/01/09     0.29      4,800,000   VMIG-1
     265,000  University of North Carolina at Chapel Hill RB - Series 2001 B    12/01/25     0.23        265,000   VMIG-1     A-1+
   1,280,000  Upper Illinois River Valley Development Authority IDRB
              (Advanced Flexible Composites, Inc. Project) Series 2003-A(3) (4)
              LOC LaSalle National Bank, N.A.                                   06/01/25     0.47      1,280,000
   4,055,000  Upper Illinois River Valley Development Authority IDRB
              (Georgi Holdings, LLC Project) Series 2002(3) (4)
              LOC U.S. Bank, N.A.                                               12/01/37     0.81      4,055,000
   2,000,000  Volusia County, FL IDA IDRB (Intellitech Project) - Series 2007A (3)
              LOC LaSalle National Bank, N.A.                                   10/01/37     0.60      2,000,000             A-1
   2,800,000  Washington State HFC MHRB  -
              (The Seasons Apartment Project) Series 2006 (3)
              Collateralized by Federal National Mortgage Association           12/15/40     0.45      2,800,000   VMIG-1
     645,000  Washington State HFC Single-Family Program Bonds 2006 Series 2A (3)
              Guaranteed by Government National Mortgage Association/
              Federal National Mortgage Association/
              Federal Home Loan Mortgage Corporation                            12/01/09     0.65        645,000   VMIG-1
   1,900,000  West Des Moines, IA RB
              (Woodgrain Millwork, Inc. Project) - Series 1995 (3)
              LOC Wells Fargo Bank, N.A.                                        04/01/10     0.55      1,900,000     P-1     A-1+
   5,000,000  West Virginia EDA Solid Waste Disposal Facilites RB (Appalachian
              Power Company - Mountaineer Project) - Series 2008B (3)
              LOC JPMorgan Chase Bank, N.A.                                     02/01/36     0.48      5,000,000   VMIG-1    A-1+
     700,000  Will County, IL Exempt Facility IRB (3)
              (BP Amoco Chemical Company Project) - Series 2002                 07/01/32     0.33        700,000   VMIG-1    A-1+

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Variable Rate Demand Instruments (5) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,200,000  Wisconsin HEFA RB (Indian Community
              School of Milwaukee, Inc. Project) - Series 2006
              LOC JPMorgan Chase Bank, N.A.                                     12/01/36     0.37%  $  1,200,000   VMIG-1
------------                                                                                        ------------
 339,506,000  Total Variable Rate Demand Instruments                                                 339,506,000
------------                                                                                        ------------
Variable Rate Demand Instruments - Private Placements (1.90%) (5)
------------------------------------------------------------------------------------------------------------------------------------
$  2,634,000  Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     1.95%  $  2,634,000     P-1     A-1
   1,799,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     1.95      1,799,000     P-1     A-1
   2,613,000  Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     1.95      2,613,000     P-1     A-1
   1,279,200  West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     2.13      1,279,200     P-1     A-1+
------------                                                                                        ------------
   8,325,200  Variable Rate Demand Instruments - Private Placements                                    8,325,200
------------                                                                                        ------------
              Total Investments (100.84%) (Cost $442,589,537+)                                       442,589,537
              Liabilities in excess of cash and other assets (-0.84%)                                 (3,673,997)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $438,915,540
                                                                                                    ============

+ Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

2)   The maturity date indicated for the put bonds is the next put date.

3)   Security subject to alternative minimum tax.

4) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.









  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

KEY:
      BAN      =  Bond Anticipation Note                        IRB       =  Industrial Revenue Bond
      COPs     =  Certificates of Participation                 LIFERs    =  Long Inverse Floating Exempt Receipts
      EDA      =  Economic Development Authority                LOC       =  Letter of Credit
      EDFA     =  Economic Development Finance Authority        MHRB      =  Multi-Family Housing Revenue Bond
      EDRB     =  Economic Development Revenue Bond             PCFA      =  Pollution Control Finance Authority
      GO       =  General Obligation                            PCRB      =  Pollution Control Revenue Bond
      HDC      =  Housing Development Corporation               RDRB      =  Residential Development Revenue Bond
      HEFA     =  Health and Education Facilities Authority     RB        =  Revenue Bond
      HFA      =  Housing Finance Authority                     ROCs      =  Reset Option Certificates
      HFC      =  Housing Finance Commission                    RRB       =  Resource Recover Bond
      IDA      =  Industrial Development Authority              SPEARs    =  Short Puttable Exempt Receipts
      IDC      =  Industrial Development Corporation            TAN       =  Tax Anticipation Note
      IDRB     =  Industrial Development Revenue Bond           TRAN      =  Tax and Revenue Anticipation Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (unaudited):
------------------------------- --------------------------- ----------------------------
    Securities Maturing in                Value                   % of Portfolio
------------------------------- --------------------------- ----------------------------
Less than 30 Days                      $376,507,369                    85.07%
31 through 60 Days                        3,700,000                     0.84
61 through 90 Days                       12,335,000                     2.79
91 through 120 Days                       1,392,886                     0.31
121 through 180 Days                      6,521,964                     1.47
Over 180 Days                            42,132,318                     9.52
------------------------------- --------------------------- ----------------------------
Total                                  $442,589,537                   100.00%
------------------------------- --------------------------- ----------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

------------------------- ----------------------------- ----------------------------
         States                      Value                    % of Portfolio
------------------------- ----------------------------- ----------------------------
Alabama                           $  11,850,000                       2.68%
Alaska                                3,050,000                       0.69
Arizona                               5,000,000                       1.13
California                           20,246,000                       4.57
Colorado                             11,450,000                       2.59
Connecticut                          39,850,000                       9.00
Florida                              18,051,000                       4.08
Georgia                              20,330,000                       4.59
Illinois                             17,210,000                       3.89
Indiana                               2,400,000                       0.54
Iowa                                  5,600,000                       1.27
Kentucky                             10,980,000                       2.48
Louisiana                             2,360,000                       0.53
Michigan                             18,425,000                       4.16
Minnesota                               400,000                       0.09
Mississippi                             480,000                       0.11
Nebraska                              3,600,000                       0.81
Nevada                               11,070,000                       2.50
New Jersey                           35,300,000                       7.98
New Mexico                              900,000                       0.20
New York                             54,547,772                      12.33
North Carolina                       13,315,000                       3.01
Ohio                                 11,992,887                       2.71
Pennsylvania                          8,130,000                       1.84
Puerto Rico                           2,510,000                       0.57
South Carolina                        3,665,000                       0.83
Texas                                24,325,000                       5.50
Utah                                  1,279,200                       0.29
Virginia                              4,745,000                       1.07
Washington                            5,420,000                       1.22
West Virginia                         5,000,000                       1.13
Wisconsin                            52,937,678                      11.96
Other Territories                    16,170,000                       3.65
------------------------- ----------------------------- ----------------------------
Total                             $ 442,589,537                     100.00%
------------------------- ----------------------------- ----------------------------

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................       $     442,589,537
  Accrued interest receivable.......................................................                 694,496
  Prepaid expenses..................................................................                 187,206
                                                                                           -----------------
        Total assets...............................................................              443,471,239
                                                                                           -----------------

LIABILITIES
  Payable to affiliates (Note 2)....................................................                  37,333
  Due to custodian..................................................................               4,423,518
  Accrued expenses..................................................................                  90,125
  Dividends payable.................................................................                   4,723
                                                                                           -----------------
         Total liabilities..........................................................               4,555,699
                                                                                           -----------------
  Net assets........................................................................       $     438,915,540
                                                                                           =================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 5)...........................       $     438,915,125
  Accumulated net realized gains....................................................                     415
                                                                                           -----------------
  Net assets........................................................................             438,915,540
                                                                                           =================


Net asset value, per share (Note 5):
Class Name                                          Net Assets          Shares Outstanding       Net Asset Value
Institutional Shares........................         $4,237,464              4,239,575                 $1.00
Institutional Service Shares................           $387,293                387,486                 $1.00
Short Term Income Shares....................        $50,971,619             50,997,015                 $1.00
Retail Shares...............................       $166,884,487            166,967,633                 $1.00
Advantage Shares............................       $216,434,677            216,542,510                 $1.00







  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $        1,746,002
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               259,954
    Administration fee..............................................................               108,314
    Shareholder servicing fee (Institutional Service Shares)........................                   404
    Shareholder servicing fee (Short Term Income Shares)............................                70,955
    Shareholder servicing fee (Retail Shares).......................................               213,157
    Shareholder servicing fee (Advantage Shares)....................................               251,830
    Distribution fee (Short Term Income Shares).....................................               127,719
    Distribution fee (Retail Shares)................................................               554,208
    Distribution fee (Advantage Shares).............................................               755,491
    Custodian expenses..............................................................                14,636
    Shareholder servicing and related shareholder expenses+.........................               101,533
    Legal, compliance and filing fees...............................................               129,220
    Audit and accounting............................................................                81,699
    Trustees' fees and expenses.....................................................                18,350
    Other...........................................................................                82,140
                                                                                        ------------------
    Total expenses..................................................................             2,769,610
          Less: Fees waived (Note 2)................................................            (1,143,197)
                                                                                        ------------------
    Net expenses....................................................................             1,626,413
                                                                                        ------------------
    Net investment income...........................................................               119,589
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................                   415
                                                                                        ------------------
Increase in net assets from operations..............................................    $          120,004
                                                                                        ==================

+ Includes class specific transfer agency expenses of $418, $33, $14,194, and $44,389 for the Institutional, Institutional Service, Short Term Income, and Retail Shares, respectively.







  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

================================================================================

                                                                      Six Months Ended                   Year
                                                                     September 30, 2009                  Ended
                                                                         (Unaudited)                March 31, 2009
                                                                          ---------                 --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $       119,589             $      5,257,415
    Net realized gain on investments..............................                 415                       26,580
                                                                       ---------------             ----------------
Increase in net assets from operations............................             120,004                    5,283,995
Dividends to shareholders from net investment income *:
    Institutional Shares..........................................             (12,458)                     (76,735)
    Institutional Service Shares..................................                (498)                      (3,430)
    Short Term Income Shares......................................             (33,210)                  (1,100,222)
    Retail Shares.................................................             (59,501)                  (1,869,045)
    Advantage Shares..............................................             (90,823)                  (2,207,983)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................            (196,490)                  (5,257,415)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................                (159)                         -0-
    Institutional Service Shares .................................                 (10)                         -0-
    Short Term Income Shares .....................................              (2,161)                         -0-
    Retail Shares.................................................              (6,370)                         -0-
    Advantage Shares..............................................              (7,379)                         -0-
                                                                       ---------------             ----------------
         Total distributions to shareholders......................             (16,079)                         -0-
                                                                       ---------------             ----------------
Capital share transactions (Note 5):
    Institutional Shares..........................................             177,266                      204,579
    Institutional Service Shares..................................             138,920                      138,155
    Short Term Income Shares......................................          (9,929,157)                 (32,321,570)
    Retail Shares.................................................          15,175,280                  (19,177,448)
    Advantage Shares..............................................          30,042,033                  (35,437,062)
                                                                       ---------------             ----------------
          Total capital share transactions........................          35,604,342                  (86,593,346)
                                                                       ---------------             ----------------
    Total increase (decrease).....................................          35,511,777                  (86,566,766)
    Net assets:
    Beginning of period...........................................         403,403,763                  489,970,529
                                                                       ---------------             ----------------
     End of period................................................     $   438,915,540             $    403,403,763
                                                                       ===============             ================
Undistributed net investment income...............................     $           -0-             $         76,901
                                                                       ===============             ================

* Designated as exempt-interest dividends for income tax purposes.











  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(UNAUDITED)

================================================================================

                                                        Six Months Ended                           Commencement of Operations
Institutional shares                                   September 30, 2009   Year Ended March 31,    October 30, 2006 through
--------------------                                                        --------------------
                                                           (Unaudited)         2009      2008           March 31, 2007
                                                           ----------       --------    ---------       ---------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------       --------    --------           --------
Income from investment operations:
  Net investment income........................                0.003           0.019       0.033              0.006
  Net realized and unrealized gain(loss) on investments        0.000           0.000       0.000               --
                                                            ---------       --------    --------           --------
Total from investment operations...............                0.003           0.019       0.033              0.006
Less distributions from:
  Dividends from net investment income.........               (0.003)         (0.019)     (0.033)            (0.006)
  Net realized gains on investments............               (0.000)           --        (0.000)              --
                                                            ---------       --------    --------           --------
Total distributions............................               (0.003)         (0.019)     (0.033)            (0.006)
                                                            ---------       --------    --------           --------
Net asset value, end of period.................             $  1.00         $  1.00     $  1.00            $  1.00
                                                            =========       ========    ========           ========
Total Return...................................                0.30%(a)        1.96%       3.35%              0.60%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............             $  4,237        $  4,061    $  3,856           $     10
Ratios to average net assets:
  Expenses (net of fees waived)(b).............                0.25%(c)        0.23%       0.20%              0.20%(c)
  Net investment income........................                0.57%(c)        1.93%       2.87%              3.44%(c)
  Management and administration fees waived....                0.11%(c)        0.10%       0.13%              0.16%(c)
  Expenses paid indirectly.....................                 --             0.00%       0.00%               --

                                                        Six Months Ended                           Commencement of Operations
Institutional Service shares                            September 30, 2009   Year Ended March 31,    March 19, 2007 through
----------------------------                                                --------------------
                                                           (Unaudited)         2009      2008           March 31, 2007
                                                           ----------       --------    ---------       ---------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------       --------    --------           --------
Income from investment operations:
  Net investment income........................                0.002           0.017       0.030              0.001
  Net realized and unrealized gain(loss) on investments        0.000           0.000       0.000               --
                                                            ---------       --------    --------           --------
Total from investment operations...............                0.002           0.017       0.030              0.001
Less distributions from:
  Dividends from net investment income.........               (0.002)         (0.017)     (0.030)            (0.001)
  Net realized gains on investments............               (0.000)           --        (0.000)              --
                                                            ---------       --------    --------           --------
Total distributions............................               (0.002)         (0.017)     (0.030)            (0.001)
                                                            ---------       --------    --------           --------
Net asset value, end of period.................             $  1.00         $  1.00      $  1.00           $  1.00
                                                            =========       ========    ========           ========
Total Return...................................                0.18%(a)        1.70%        3.09%             0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............             $    387        $    249     $    110          $     10
Ratios to average net assets:
  Expenses (net of fees waived)(b).............                0.50%(c)        0.48%        0.45%             0.42%(c)
  Net investment income........................                0.29%(c)        1.69%        2.81%             3.25%(c)
  Management and administration fees waived....                0.11%(c)        0.10%        0.13%             0.16%(c)
  Transfer Agency Account fees waived..........                 --              --          0.01%              --
  Expenses paid indirectly.....................                 --             0.00%        0.00%              --

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------






================================================================================

                                                        Six Months Ended                            Commencement of Operations
Short Term Income shares                               September 30, 2009    Year Ended March 31,  February 20, 2007 through
------------------------                                                    --------------------
                                                          (Unaudited)         2009      2008            March 31, 2007
                                                           ----------       --------    ---------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------       --------    --------           --------
Income from investment operations:
  Net investment income........................                0.001           0.014       0.027              0.003
  Net realized and unrealized gain(loss) on investments        0.000           0.000       0.000               --
                                                            ---------       --------    --------           --------
Total from investment operations...............                0.001           0.014       0.027              0.003
Less distributions from:
  Dividends from net investment income.........               (0.001)         (0.014)     (0.027)            (0.003)
  Net realized gains on investments............               (0.000)           --        (0.000)              --
                                                            ---------       --------    --------           --------
Total distributions............................               (0.001)         (0.014)     (0.027)            (0.003)
                                                            ---------       --------    --------           --------
Net asset value, end of period.................             $  1.00         $  1.00     $  1.00            $  1.00
                                                            =========       ========    ========           ========
Total Return...................................                0.06%(a)        1.39%       2.78%              0.29%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............             $ 50,972        $ 60,907    $ 93,233           $ 57,915
Ratios to average net assets:
  Expenses (net of fees waived)(b).............                0.74%(c)        0.78%       0.76%              0.76%(c)
  Net investment income........................                0.09%(c)        1.41%       2.74%              2.89%(c)
  Management and administration fees waived....                0.11%(c)        0.10%       0.13%              0.16%(c)
  Distribution fees waived.....................                0.24%(c)        0.17%       0.17%              0.17%(c)
  Expenses paid indirectly.....................                 --             0.00%       0.00%               --

                                                        Six Months Ended                           Commencement of Operations
Retail shares                                          September 30, 2009   Year Ended March 31,    December 8, 2006 through
-------------                                                               ---------------------
                                                           (Unaudited)        2009        2008           March 31, 2007
                                                           ----------       --------    ---------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------       --------    --------           --------
Income from investment operations:
  Net investment income........................                0.000           0.011       0.025              0.008
  Net realized and unrealized gain(loss) on investments        0.000           0.000       0.000               --
                                                            ---------       --------    --------           --------
Total from investment operations...............                0.000           0.011       0.025              0.008
Less distributions from:
  Dividends from net investment income.........               (0.000)         (0.011)     (0.025)            (0.008)
  Net realized gains on investments............               (0.000)           --        (0.000)              --
                                                            ---------       --------    --------           --------
Total distributions............................               (0.000)         (0.011)     (0.025)            (0.008)
                                                            ---------       --------    --------           --------
Net asset value, end of period.................             $  1.00         $  1.00     $  1.00            $  1.00
                                                            =========       ========    ========           ========
Total Return...................................                0.04%(a)        1.15%       2.54%              0.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............             $166,884        $151,745    $170,909           $ 41,817
Ratios to average net assets:
  Expenses (net of fees waived)(b).............                0.77%(c)        1.02%       1.00%              1.00%(c)
  Net investment income........................                0.02%(c)        1.13%       2.38%              2.65%(c)
  Management and administration fees waived....                0.11%(c)        0.10%       0.13%              0.16%(c)
  Shareholder servicing and distribution fees waived           0.41%(c)        0.13%       0.13%              0.10%(c)
  Transfer Agency Account fees waived..........                 --              --          --                0.03%(c)
  Expenses paid indirectly.....................                 --             0.00%       0.00%               --

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
(UNAUDITED)


================================================================================

                                                        Six Months Ended                             Commencement of Operations
Advantage shares                                          September 30, 2009   Year Ended March 31, November 2, 2006, 2006 through
----------------                                                             ---------------------
                                                           (Unaudited)        2009        2008           March 31, 2007
                                                           ----------       --------    ---------       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................     $  1.00         $  1.00     $  1.00            $  1.00
                                                            ---------       --------    --------           --------
Income from investment operations:
  Net investment income........................                0.001           0.011       0.025              0.011
  Net realized and unrealized gain(loss) on investments        0.000           0.000       0.000               --
                                                            ---------       --------    --------           --------
Total from investment operations...............                0.001           0.011       0.025              0.011
Less distributions from:
  Dividends from net investment income.........               (0.001)         (0.011)     (0.025)            (0.011)
  Net realized gains on investments............               (0.000)           --        (0.000)              --
                                                            ---------       --------    --------           --------
Total distributions............................               (0.001)         (0.011)     (0.025)            (0.011)
                                                            ---------       --------    --------           --------
Net asset value, end of period.................             $  1.00         $  1.00     $  1.00            $  1.00
                                                            =========       ========    ========           ========
Total Return...................................                0.05%(a)        1.12%       2.52%              1.09%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............             $216,435        $186,442    $221,862           $136,546
Ratios to average net assets:
  Expenses (net of fees waived)(b).............                0.75%(c)       1.04%        1.02%              1.02%(c)
  Net investment income........................                0.07%(c)       1.12%        2.41%              2.65%(c)
  Management and administration fees waived....                0.11%(c)       0.10%        0.13%              0.16%(c)
  Distribution fees waived.....................                0.48%(c)       0.16%        0.16%              0.16%(c)
  Expenses paid indirectly.....................                 --            0.00%        0.00%               --

(a)      Unannualized
(b)      Includes expense paid indirectly, if applicable.
(c)      Annualized

  The accompanying notes are an integral part of these financial statements.

                          [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================


1. Summary of Accounting Policies

Daily Income Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is comprised of four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as "Portfolio"). The investment objective of the Money Market, U.S. Treasury and U.S. Government Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each portfolio has five core classes of stock authorized: Institutional, Institutional Service, Investor, Short Term Income, and Retail shares. In addition to the core classes the Money Market Portfolio includes the Pinnacle, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Pinnacle shares, the U.S. Government and Municipal Portfolios include the Advantage shares. Commencement of operations for each of the share classes began as follows:

                                        Money Market        U.S. Treasury        U.S. Government        Municipal
      Share classes                       Portfolio           Portfolio             Portfolio           Portfolio
      -------------                       ---------           ---------             ---------           ---------
 Institutional shares............         May 13, 1994    November 18, 1996     October 30, 2006     October 30, 2006
 Institutional Service shares....        April 3, 1995    November 29, 1995       March 19, 2007       March 19, 2007
 Investor shares.................    November 28, 2006    February 21, 2007   Not Active ("N/A")                  N/A
 Short Term Income shares........    February 12, 2007     November 2, 2006                  N/A    February 20, 2007
 Retail shares...................    November 28, 2006    December 12, 2006    December 12, 2006     December 8, 2006
 Pinnacle shares.................        July 29, 1999        July 29, 1999  Not Offered ("N/O")                  N/O
 Advantage shares................     November 1, 2006                  N/O     November 2, 2006     November 2, 2006
 Xpress shares...................        June 20, 2007                  N/O                  N/O                  N/O

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Securities Transactions and Investment Income -

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

c) Repurchase Agreements -

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio's investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

d) Federal Income Taxes -

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required in the financial statements.

Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies (Continued)

e) Dividends and Distributions -

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

f) Accounting Estimates -

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Representations and Indemnifications -

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h) Allocation of Income and Expenses -

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended September 30, 2009, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

i) Risks -

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio's investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at September 30, 2009, Reich & Tang Asset Management LLC ("the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to the Manager at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the "TA"), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class's average daily net assets as follows:

                                        Shareholder Servicing Fees       Distribution Fees
                                        --------------------------      ------------------
Institutional Shares........................        -0-                         -0-
Institutional Service Shares................      0.25%                         -0-
Investor Shares.............................      0.25%                        0.20%
Short Term Income Shares....................      0.25%                        0.45%
Retail Shares...............................      0.25%                        0.65%
Pinnacle Shares.............................        -0-                         -0-
Advantage Shares............................      0.25%                        0.75%
Xpress Shares...............................      0.25%                        0.75%

As of September 30, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

                                              Money Market      U.S. Treasury      U.S. Government         Municipal
     Fee Type/ Affiliate                        Portfolio         Portfolio           Portfolio            Portfolio
     -------------------                        --------          ---------           ---------            ---------
Investment management fees/Manager..........    $858,131            $91,324            $131,671             $    -0-
Administration fees/Manager.................         -0-                -0-              10,982                  -0-
Shareholder servicing fees/Distributor......     161,689                -0-              55,130               20,440
Distribution fees/Distributor...............         -0-                -0-                 -0-                6,981
Sub-Accounting Fees/TA......................         -0-                -0-                 -0-                  -0-
Transfer agency fees/TA.....................      89,311                -0-              28,889                9,912
                                              ----------          ---------           ---------            ---------
Total.......................................  $1,109,131            $91,324            $226,672              $37,333
                                              ==========          =========           =========            ==========

For the period ended September 30, 2009, the following fees were voluntarily waived by the Manager, Distributor and TA:

                                                                Money Market      U.S. Treasury      U.S. Government      Municipal
                                                                  Portfolio         Portfolio           Portfolio         Portfolio
                                                                -----------         ----------        ----------         ----------
Investment management fees..................                        $33,248             $32,163             $-0-           $129,977
Administration fees.........................                      1,208,120             314,228          253,212            108,315
Shareholder servicing fees - Institutional Service shares            30,121             142,924               30                -0-
Shareholder servicing fees - Investor shares                         26,979             156,101              N/A                N/A
Shareholder servicing fees - Short Term Income shares                27,012             130,873              N/A                -0-
Shareholder servicing fees - Retail shares..                        111,322              11,010           25,483             11,040
Shareholder servicing fees - Advantage shares                       150,137                 -0-           66,764                -0-
Shareholder servicing fees - Xpress shares..                         14,770                 N/O              N/O                N/O
Distribution fees - Investor shares.........                        188,231             211,220              N/A                N/A
Distribution fees - Short Term Income shares                        407,250             410,949              N/A             69,243
Distribution fees - Retail shares...........                      2,845,745              41,818          487,739            340,915
Distribution fees - Advantage shares........                      4,533,591                 N/O        2,943,370            483,707
Distribution fees - Xpress shares...........                        755,479                 N/O              N/O                N/O
Transfer agency fees - Institutional Service shares                     -0-               3,920              -0-                -0-
Transfer agency fees - Institutional shares.                         18,086               7,511              -0-                -0-
Transfer agency fees - Investor shares......                            -0-              14,904              N/A                N/A
Transfer agency fees - Short Term Income shares                         -0-              10,863              N/A                -0-
Transfer agency fees - Retail shares........                            -0-                 905              -0-                -0-
Transfer agency fees - Pinnacle shares......                          6,417                 917              N/O                N/O
                                                                -----------          ----------       ----------         ----------
Total.......................................                    $10,356,508          $1,490,306       $3,776,598         $1,143,197
                                                                ===========          ==========       ==========         ==========

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Currently, the Fund's investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below ("the Expense Cap Arrangement"). The Expense Cap Arrangement may not be modified or terminated before July 31, 2010, without prior approval of the Fund's Board of Trustees.

                                               Money Market      U.S. Treasury       U.S. Government       Municipal
      Share classes                              Portfolio         Portfolio            Portfolio          Portfolio
      -------------                              ---------         ---------            ---------          ---------
 Institutional shares...................          0.25%              0.25%                  N/A               0.25%
 Institutional Service shares...........          0.50%              0.50%                0.50%               0.50%
 Investor shares........................          0.70%              0.68%                  N/A                 N/A
 Short Term Income shares...............          0.99%              0.95%                  N/A               0.81%
 Retail shares..........................          1.05%              1.05%                1.05%               1.05%
 Pinnacle shares........................          0.25%              0.25%                  N/O                 N/O

In light of recent market conditions, the Manager and Distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap Arrangement in an effort to maintain certain net yields. In the event that the Manager and/or Distributor waive fees and/or reimburse expenses either as a result of the Expense Cap Arrangement or in an effort to maintain certain net yields, the Fund's Board of Trustees has agreed that the Manager and Distributor may be reimbursed, on a class by class basis, for such fee reductions and/or expense payments. In carrying out this reimbursement to the Manager and/or Distributor, the annualized expense ratio as of any day in the fiscal year shall not exceed the rates set forth in the Expense Cap Arrangement. The Manager and Distributor may not recover fee reductions and/or expense payments with respect to a class more than 2 years after the end of the fiscal year in which the fee was reduced or expense borne. The Manager and Distributor have determined and the Fund's Board of Trustees have approved that the fee waivers eligible for reimbursement are those occurring after January 31, 2009.

The fee waivers that are eligible for reimbursement are calculated and reported as of each fiscal year end. Below are the fees that may be reimbursed to the Manager and Distributor at a later date for the period February 1, 2009 through March 31, 2009:

                                                         Money Market      U.S. Treasury      U.S. Government        Municipal
                                                           Portfolio         Portfolio           Portfolio           Portfolio
                                                           ---------         ---------           ---------           ---------
Investment management fees..................               $154,938               $-0-                $-0-             $79,990
Administration fees.........................                387,345            102,733              97,789              33,329
Shareholder servicing fees - Institutional Service shares     3,254                304                 -0-                 -0-
Shareholder servicing fees - Investor shares                    -0-              2,514                 N/A                 N/A
Shareholder servicing fees - Short Term Income shares           -0-              1,757                 N/A                 -0-
Shareholder servicing fees - Retail shares..                    -0-              3,020                 -0-                 -0-
Distribution fees - Investor shares.........                 21,651             65,759                 N/A                 N/A
Distribution fees - Short Term Income shares                 12,510            109,482                 N/A              17,843
Distribution fees - Retail shares...........                318,785             11,764              81,832              32,746
                                                           --------          ---------           ---------           ---------
Total.......................................               $898,483           $297,333            $179,621            $163,908
                                                           ========          =========           =========           =========

The Manager's and Distributor's right to receive expense reimbursements for the above amounts expires on March 31, 2011.

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, and the New Jersey Daily Municipal Income Fund, Inc.

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Short Term Income, and Retail Shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the period ended September 30, 2009 these fees after waivers amounted to:

                                               Money Market     U.S. Treasury       U.S. Government        Municipal
                                                  Portfolio        Portfolio            Portfolio           Portfolio
                                                  ---------        ---------            ---------           ---------
                                            Amount      %       Amount     %        Amount      %        Amount      %
                                           -------     ---      -------   ---      -------     ---       ------     ---
 Institutional shares.................   $   33,728   0.01%     $48,479   0.02%     $7,883     0.02%   $    417    0.02%
 Institutional Service shares.........       27,310   0.02%      18,380   0.02%         24     0.02%         32    0.02%
 Investor shares......................       83,058   0.05%      38,120   0.04%        N/A                  N/A
 Short Term Income shares.............       79,446   *          34,811   0.04%        N/A               14,169    0.05%
 Retail shares........................      315,108   0.05%       2,305   0.04%     48,469     0.05%     42,502    0.05%
 Pinnacle shares......................       12,800   0.01%       5,379   0.02%        N/O                 N/O
                                          ---------            --------            -------            --------
    Total.............................     $551,450            $147,474            $56,376            $ 57,120
                                          =========            ========            =======            ========

* Per account

The Delafield Fund, Inc., which was an affiliated fund, invested its excess cash in accordance with Rule 12d-1 of the 1940 Act into the Daily Income Fund - Money Market Portfolio - Institutional Class Shares. On September 27, 2009, the Delafield Fund transferred its assets and liabilities into a newly created series of The Tocqueville Trust. For the period ended September 27, 2009, The Delafield Fund had invested an average of $94,576,589. Natixis Global Asset Management, LP ("NGAM LP"), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund - Money Market Portfolio - Institutional shares. For the period ended September 30, 2009, NGAM LP has invested an average of $226,613,899 and as of September 30, 2009 has an investment of $70,700,217. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invest their excess cash in Daily Income Fund that are not material to that entity.

As of September 30, 2009, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 2% of each Portfolio.

3. Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended September 30, 2009, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

                                                 Money Market     U.S. Treasury        U.S. Government    Municipal
     Transaction Type                              Portfolio        Portfolio             Portfolio       Portfolio
     ----------------                              ---------        ---------             ---------      ----------
Purchases...................................          $-0-            $-0-                 $-0-         $157,900,000
Sales.......................................   $50,300,000             -0-                  -0-          104,030,000
Gains/(losses)..............................           -0-             -0-                  -0-                  -0-









--------------------------------------------------------------------------------





================================================================================

4. Compensating Balance Arrangement and Other Transactions

The Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds as a compensating balance in the account so the Bank or the Portfolios can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury and U.S. Government Portfolios the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, are offset against the Portfolio's safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5. Transactions in Shares of Beneficial Interest

At September 30, 2009, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:

                                                                                               Year Ended
Money Market Portfolio                                  Six Months Ended                     March 31, 2009
                                                       September 30, 2009                    --------------
                                                          (Unaudited)
                                                           ---------
Institutional Shares                           Net Assets          Shares           Net Assets          Shares
--------------------                      ----------------   --------------      ---------------  --------------
Sold......................................$ 13,458,779,598   13,458,779,598      $25,952,698,568  25,952,698,568
Issued on reinvestment of dividends.......       1,064,493        1,064,493           14,072,031      14,072,031
Redeemed.................................. (13,413,031,504) (13,413,031,504)     (26,423,145,467)(26,423,145,467)
Additional paid-in-capital*...............             -0-              -0-                3,659             -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$     46,812,587       46,812,587      $  (456,371,209)   (456,374,868)
                                          ================  ===============      ===============  ==============
Institutional Service Shares                   Net Assets          Shares           Net Assets          Shares
----------------------------               ----------------   --------------      ---------------  --------------
Sold......................................$    967,450,981      967,450,981      $ 2,546,277,747   2,546,277,747
Issued on reinvestment of dividends.......         265,157          265,157            7,442,016       7,442,016
Redeemed..................................    (837,209,879)    (837,209,879)      (2,614,551,658) (2,614,551,658)
Additional paid-in-capital*...............             -0-              -0-                2,387             -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$    130,506,259      130,506,259      $   (60,829,508)    (60,831,895)
                                          ================  ===============      ===============  ==============
Investor Shares                                Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$    386,151,266      386,151,266      $1,463,422,535    1,463,422,535
Issued on reinvestment of dividends.......         280,163          280,163           6,470,811        6,470,811
Redeemed..................................    (434,789,707)    (434,789,707)     (1,448,604,571)  (1,448,604,571)
Additional paid-in-capital*...............             -0-              -0-               4,053              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$   (48,358,278)     (48,358,278)      $   21,292,828       21,288,775
                                          ================  ===============      ===============  ==============
Short Term Income Shares                      Net Assets          Shares           Net Assets          Shares
------------------------                  ----------------   --------------      ---------------  --------------
Sold......................................$    568,031,946      568,031,946      $1,357,867,376    1,357,867,376
Issued on reinvestment of dividends.......          56,434           56,434           4,459,548        4,459,548
Redeemed..................................    (538,883,823)    (538,883,823)     (1,397,492,153)  (1,397,492,153)
Additional paid-in-capital*...............             -0-              -0-               3,132              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$    29,204,557       29,204,557       $  (35,162,097)     (35,165,229)
                                          ================  ===============      ===============  ==============

--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================
5. Transactions in Shares of Beneficial Interest (Continued)

                                                                                              Year Ended
Money Market Portfolio                                  Six Months Ended                     March 31, 2009
                                                       September 30, 2009                    --------------
                                                          (Unaudited)
                                                           ---------
Retail Shares                                Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$  1,970,682,095    1,970,682,095     $ 3,651,004,571    3,651,004,571
Issued on reinvestment of dividends.......         228,312          228,312          24,257,365       24,257,365
Redeemed..................................  (2,191,359,081)  (2,191,359,081)     (3,729,788,565)  (3,729,788,565)
Additional paid-in-capital*...............             -0-              -0-              16,360              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$   (220,448,674)    (220,448,674)    $   (54,510,269)     (54,526,629)
                                          ================  ===============      ===============  ==============
Pinnacle Shares                                Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$     51,834,758       51,834,758     $   239,504,424      239,504,424
Issued on reinvestment of dividends.......         466,122          466,122           4,601,277        4,601,277
Redeemed..................................     (65,305,096)     (65,305,096)       (219,290,758)    (219,290,758)
Additional paid-in-capital*...............             -0-              -0-               2,391              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$    (13,004,216)     (13,004,216)    $    24,817,334       24,814,943
                                          ================  ===============      ===============  ==============
Advantage Shares                               Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$    861,504,511      861,504,511     $ 1,725,993,844    1,725,993,844
Issued on reinvestment of dividends.......         520,151          520,151          39,150,598       39,150,598
Redeemed..................................    (907,988,489)    (907,988,489)     (3,511,234,644)  (3,511,234,644)
Additional paid-in-capital*...............             -0-              -0-              20,972              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$    (45,963,827)     (45,963,827)    $(1,746,069,230)  (1,746,090,202)
                                          ================  ===============      ===============  ==============
Xpress Shares                                 Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$    223,341,201      223,341,201     $   431,916,022      431,916,022
Issued on reinvestment of dividends.......          29,633           29,633           3,678,745        3,678,745
Redeemed..................................    (219,490,618)    (219,490,618)       (436,531,363)    (436,531,363)
Additional paid-in-capital*...............             -0-              -0-               3,786              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$      3,880,216        3,880,216     $      (932,810)        (936,596)
                                          ================  ===============      ===============  ==============


--------------------------------------------------------------------------------





================================================================================

5. Transactions in Shares of Beneficial Interest (Continued)
U.S. Treasury Portfolio

                                                                                               Year Ended
                                                       Six Months Ended                     March 31, 2009
                                                       September 30, 2009                   --------------
                                                         (Unaudited)
                                                          ---------
Institutional Shares                           Net Assets          Shares           Net Assets          Shares
--------------------                      ----------------   --------------      ---------------  --------------
Sold......................................$  3,195,210,642    3,195,210,642      $4,897,862,093    4,897,862,093
Issued on reinvestment of dividends.......         453,961          453,961           5,411,509        5,411,509
Redeemed..................................  (3,310,076,575)  (3,310,076,575)     (4,921,081,322)  (4,921,081,322)
Additional paid-in-capital*........  ..                -0-              -0-               8,796              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$  (114,411,972)    (114,411,972)      $  (17,798,924)     (17,807,720)
                                          ================  ===============      ===============  ==============
Institutional Service Shares                   Net Assets          Shares           Net Assets          Shares
----------------------------              ----------------   --------------      ---------------  --------------
Sold......................................$    622,102,985      622,102,985      $1,331,082,461    1,331,082,461
Issued on reinvestment of dividends.......          10,415           10,415           1,700,463        1,700,463
Redeemed..................................    (581,058,064)    (581,058,064)     (1,430,726,067)  (1,430,726,067)
Additional paid-in-capital*...............             -0-              -0-               4,222              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$     41,055,336       41,055,336      $  (97,938,921)     (97,943,143)
                                          ================  ===============      ===============  ==============
Investor Shares                                Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$    412,985,493      412,985,493      $1,395,831,576    1,395,831,576
Issued on reinvestment of dividends.......           2,506            2,506           1,804,400        1,804,400
Redeemed..................................    (384,868,082)    (384,868,082)     (1,455,212,283)  (1,455,212,283)
Additional paid-in-capital*...............             -0-              -0-               3,692              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$     28,119,917       28,119,917      $  (57,572,615)     (57,576,307)
                                          ================  ===============      ===============  ==============
Short Term Income Shares                      Net Assets          Shares           Net Assets          Shares
------------------------                  ----------------   --------------      ---------------  --------------
Sold......................................$    274,470,875      274,470,875      $  610,899,466      610,899,466
Issued on reinvestment of dividends.......           2,096             2096             963,834          963,834
Redeemed..................................    (287,490,348)    (287,490,348)       (598,568,178)    (598,568,178)
Additional paid-in-capital*...............             -0-              -0-               3,152              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$   (13,017,377)     (13,017,377)      $   13,298,274       13,295,122
                                          ================  ===============      ===============  ==============
Retail Shares                                 Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$     58,449,515       58,449,515      $  201,230,057      201,230,057
Issued on reinvestment of dividends.......             154              154              87,535           87,535
Redeemed..................................     (55,857,310)     (55,857,310)       (211,884,653)    (211,884,653)
Additional paid-in-capital*...............             -0-              -0-                 181              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$      2,592,359        2,592,359      $  (10,566,880)     (10,567,061)
                                          ================  ===============      ===============  ==============
Pinnacle Shares                               Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$     22,848,800       22,848,800      $  116,597,525      116,597,525
Issued on reinvestment of dividends.......          44,272           44,272             804,579          804,579
Redeemed..................................     (45,664,049)     (45,664,049)       (112,388,537)    (112,388,537)
Additional paid-in-capital*...............             -0-              -0-               1,308              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$   (22,770,977)     (22,770,977)      $    5,014,875        5,013,567
                                          ================  ===============      ===============  ==============


--------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================
5. Transactions in Shares of Beneficial Interest (Continued)
U.S. Government Portfolio

                                                      Six Months Ended
                                                       September 30, 2009                      Year Ended
                                                          (Unaudited)                        March 31, 2009
                                                          ----------                        ----------------
Institutional Shares                           Net Assets          Shares           Net Assets          Shares
--------------------                      ----------------   --------------      ---------------  --------------
Sold......................................$    124,400,000      124,400,000      $          -0-              -0-
Issued on reinvestment of dividends.......          67,120           67,120                 130              130
Redeemed..................................        (400,170)        (400,170)            (10,603)         (10,603)
Additional paid-in-capital*...............             -0-              -0-                   1              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$    124,066,950      124,066,950      $      (10,472)         (10,473)
                                          ================  ===============      ===============  ==============
Institutional Service Shares                   Net Assets          Shares           Net Assets          Shares
----------------------------              ----------------   --------------      ---------------  --------------
Sold......................................$      1,468,833        1,468,833      $    2,744,688        2,744,688
Issued on reinvestment of dividends.......             299              299               3,624            3,624
Redeemed..................................      (1,379,200)      (1,379,200)         (2,801,098)      (2,801,098)
Additional paid-in-capital*...............             -0-              -0-                 258              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$         89,932           89,932      $      (52,528)         (52,786)
                                          ================  ===============      ===============  ==============
Retail Shares                                 Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$    753,858,840      753,858,840      $1,867,496,574    1,867,496,574
Issued on reinvestment of dividends.......           9,628            9,628           1,117,796        1,117,796
Redeemed..................................    (774,870,561)    (774,870,561)     (1,818,971,118)  (1,818,971,118)
Additional paid-in-capital*...............             -0-              -0-               6,599              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$   (21,002,093)     (21,002,093)      $   49,649,851       49,643,252
                                          ================  ===============      ===============  ==============
Advantage Shares                              Net Assets          Shares           Net Assets          Shares
----------------                          ----------------   --------------      ---------------  --------------
Sold......................................$    558,962,371      558,962,371      $1,626,943,379    1,626,943,379
Issued on reinvestment of dividends.......         133,849          133,849           6,547,794        6,547,794
Redeemed..................................    (498,140,997)    (498,140,997)     (1,325,551,433)  (1,325,551,433)
Additional paid-in-capital*...............             -0-              -0-              (2,929)             -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decreases) ................. $    60,955,223       60,955,223      $  307,936,811      307,939,740
                                          ================  ===============      ===============  ==============

Municipal Portfolio                                     Six Months Ended
                                                       September 30, 2009                       Year Ended
                                                           (Unaudited)                        March 31, 2009
                                                          ----------                        ----------------
Institutional Shares                          Net Assets          Shares           Net Assets          Shares
--------------------                      ----------------   --------------      ---------------  --------------
Sold......................................$        190,177          190,177      $     284,180           284,180
Issued on reinvestment of dividends.......          13,944           13,944             78,534            78,534
Redeemed..................................         (26,855)         (26,855)          (157,636)         (157,636)
Additional paid-in-capital*...............             -0-              -0-               (499)              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$        177,266          177,266      $      204,579          205,078
                                          ================  ===============      ===============  ==============
Institutional Service Shares                  Net Assets          Shares           Net Assets          Shares
-----------------------------             ----------------   --------------      ---------------  --------------
Sold......................................$        153,338          153,338      $      306,045          306,045
Issued on reinvestment of dividends.......             582              582               3,405            3,405
Redeemed..................................         (15,000)         (15,000)           (171,205)        (171,205)
Additional paid-in-capital*...............             -0-              -0-                 (90)             -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$        138,920          138,920      $      138,155          138,245
                                          ================  ===============      ===============  ==============

--------------------------------------------------------------------------------






================================================================================
5. Transactions in Shares of Beneficial Interest (Continued)


Municipal Portfolio                                     Six Months Ended
                                                       September 30, 2009                       Year Ended
                                                           (Unaudited)                        March 31, 2009
                                                           ----------                        ----------------
Short Term Income Shares                      Net Assets          Shares           Net Assets          Shares
------------------------                  ----------------   --------------      ---------------  --------------
Sold......................................$    148,871,314      148,871,314      $  405,335,530      405,335,530
Issued on reinvestment of dividends.......          43,241           43,241           1,046,329        1,046,329
Redeemed..................................    (158,843,712)    (158,843,712)       (438,718,143)    (438,718,143)
Additional paid-in-capital*...............             -0-              -0-              14,714              -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$    (9,929,157)      (9,929,157)      $  (32,321,570)     (32,336,284)
                                          ================  ===============      ===============  ==============
Retail Shares                                 Net Assets          Shares           Net Assets          Shares
--------------                            ----------------   --------------      ---------------  --------------
Sold......................................$    370,160,591      370,160,591      $  790,943,350      790,943,350
Issued on reinvestment of dividends.......          74,651           74,651           1,802,909        1,802,909
Redeemed..................................    (355,059,962)    (355,059,962)       (811,918,034)    (811,918,034)
Additional paid-in-capital*...............             -0-              -0-              (5,673)             -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$     15,175,280       15,175,280      $  (19,177,448)     (19,171,775)
                                          ================  ===============      ===============  ==============
Advantage Shares                              Net Assets          Shares           Net Assets          Shares
----------------                          ----------------   --------------      ---------------  --------------
Sold......................................$    169,404,856      169,404,856      $  435,561,702      435,561,702
Issued on reinvestment of dividends.......         112,001          112,001           2,260,266        2,260,266
Redeemed..................................    (139,474,824)    (139,474,824)       (473,255,216)    (473,255,216)
Additional paid-in-capital*...............             -0-              -0-              (3,814)             -0-
                                          ----------------  ---------------      ---------------  --------------
Net increase (decrease)...................$     30,042,033       30,042,033         (35,437,062)     (35,433,248)
                                          ================  ===============      ===============  ==============

*During the fiscal year ended March 31, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Portfolio's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carryforward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

At March 31, 2009, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

                                               Capital Loss                 Capital Loss             Expiration of
                                                  Utilized                    Remaining               Carryforwards
                                                  -------                     ---------               -------------
Money Market Portfolio                               -0-                      $      233                   2016
                                                                               1,853,397                   2017
                                                                               ---------
   Total Money Market Portfolio                                                1,853,630
U.S. Treasury Portfolio                              -0-                             -0-                    N/A
U.S. Government Portfolio                            -0-                          12,734                   2014
                                                                                  54,070                   2016
                                                                                  12,623                   2017
                                                                               ---------
   Total U.S. Government Portfolio                                                79,427
Municipal Portfolio                               $10,501                            -0-                    N/A

--------------------------------------------------------------------------------
DAILY INCOME FUND
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
7. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on April 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund - Money Market Portfolio's investments as of September 30, 2009:

                                               Quoted Prices in Active       Significant Other           Significant
                                                Markets for Identical          Observable                Unobservable
                                                   Assets Inputs                Inputs                     Inputs
      Description                                   (Level 1)                  (Level 2)                 (Level 3)
      -----------                                -------------             -----------------         ------------------
Debt securities issued by states of the United
States and political subdivisions of the states  $         -0-             $   4,549,900,962         $              -0-
                                                 -------------             -----------------         ------------------
   Total                                         $         -0-             $   4,549,900,962         $              -0-
                                                 -------------             -----------------         ------------------

The following table summarizes the inputs used to value the Daily Income Fund - U.S. Treasury Portfolio's investments as of September 30, 2009:

                                              Quoted Prices in Active       Significant Other           Significant
                                                Markets for Identical          Observable                Unobservable
                                                   Assets Inputs                Inputs                     Inputs
      Description                                   (Level 1)                  (Level 2)                 (Level 3)
      -----------                                -------------             -----------------         ------------------
Debt securities issued by the U.S. Treasury
   and other U.S. government corporation
   and agencies                                  $         -0-             $   1,179,359,811         $              -0-
                                                 -------------             -----------------         ------------------
Total                                            $         -0-             $   1,179,359,811         $              -0-
                                                 -------------             -----------------         ------------------

The following table summarizes the inputs used to value the Daily Income Fund - U.S. Government Portfolio's investments as of September 30, 2009:

                                              Quoted Prices in Active       Significant Other           Significant
                                                Markets for Identical          Observable                Unobservable
                                                   Assets Inputs                Inputs                     Inputs
      Description                                   (Level 1)                  (Level 2)                 (Level 3)
      -----------                                -------------             -----------------         ------------------
Debt securities issued by the U.S. Treasury
   and other U.S. government corporation
   and agencies                                  $         -0-             $   1,348,173,646         $              -0-
                                                 -------------             -----------------         ------------------
Total                                            $         -0-             $   1,348,173,646         $              -0-
                                                 -------------             -----------------         ------------------

--------------------------------------------------------------------------------





================================================================================

7. Fair Valuation Measurements

The following table summarizes the inputs used to value the Daily Income Fund - Municipal Portfolio's investments as of September 30, 2009:

                                              Quoted Prices in Active       Significant Other           Significant
                                                Markets for Identical          Observable                Unobservable
                                                   Assets Inputs                Inputs                     Inputs
      Description                                   (Level 1)                  (Level 2)                 (Level 3)
      -----------                                -------------             -----------------         ------------------
Debt securities issued by states of the United
States and political subdivisions of the states  $         -0-             $    442,589,537          $              -0-
                                                 -------------             -----------------         ------------------
Total                                            $         -0-             $     442,589,537         $              -0-
                                                 -------------             -----------------         ------------------

For the period ended September 30, 2009, there was no Level 1 or 3 investments.

The Fund has adopted Financial Accounting Standards Board Standard No. 157-4 - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly.

8. Subsequent Events

In accordance with the adoption of SFAS No. 165, "Subsequent Events", and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through November 23, 2009, the date the financial statements were issued. The following events have occurred or are scheduled to occur:

On September 18, 2009 the Treasury Guarantee Program expired without renewal.

--------------------------------------------------------------------------------
DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)


================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form

N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference
Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------
Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





DIF 9/09S

Item 2:    Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only.

Item 3:    Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only.

Item 4:    Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Daily Income Fund

 By (Signature and Title)*/s/ Christine Manna
                           Christine Manna, Secretary
Date: December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: December 4, 2009

 By (Signature and Title)*/s/ Joseph Jerkovich
                           Joseph Jerkovich, Treasurer and Assistant Secretary
Date: December 4, 2009

* Print the name and title of each signing officer under his or her signature.